UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Mid-Cap Stock
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), for Mid-Cap Stock and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Mid-Cap Stock	.86%
Actual		$ 1,000.00	$ 592.80	$ 3.45 B
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38 C
Class K	.65%
Actual		$ 1,000.00	$ 576.20	$ 2.47 B
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Mid-Cap Stock and multiplied by 176/365 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	3.4	2.7
Juniper Networks, Inc.	2.6	2.1
Qwest Communications International, Inc.	2.2	2.0
Flextronics International Ltd.	2.1	2.8
Allied Waste Industries, Inc.	2.1	1.0
Medco Health Solutions, Inc.	2.0	1.3
Comverse Technology, Inc.	1.8	2.2
NCR Corp.	1.8	1.5
Waste Management, Inc.	1.8	1.0
Grupo Televisa SA de CV (CPO) sponsored ADR	1.8	1.4
	21.6
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	24.8
Health Care	21.4	11.3
Financials	11.4	3.8
Industrials	10.8	10.5
Energy	10.3	20.5
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 96.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	21.6%	** Foreign investments	24.2%

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.0%
Fleetwood Enterprises, Inc. (a)	1,244,158	$ 510
Household Durables - 1.8%
Champion Enterprises, Inc. (a)(d)	2,255,800	4,218
Mohawk Industries, Inc. (a)	663,900	32,119
Whirlpool Corp. (d)	1,240,700	57,879
		94,216
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)(d)(e)	800,000	24,464
Media - 2.6%
Eros International PLC (a)	3,759,600	13,938
Grupo Televisa SA de CV (CPO) sponsored ADR	5,263,500	92,953
JumpTV, Inc. (a)(e)	3,007,700	1,621
National CineMedia, Inc. (e)	3,609,300	29,235
		137,747
Specialty Retail - 1.7%
Dick's Sporting Goods, Inc. (a)	1,327,900	20,343
Eddie Bauer Holdings, Inc. (a)(d)	1,071,400	3,675
Staples, Inc.	3,383,700	65,745
		89,763
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	2,631,800	45,978
TOTAL CONSUMER DISCRETIONARY		392,678
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	1,800,000	55,170
Rite Aid Corp. (a)(d)	9,023,200	4,512
		59,682
Food Products - 0.4%
Ralcorp Holdings, Inc. (a)	300,800	20,358
Household Products - 0.4%
Energizer Holdings, Inc. (a)	376,000	18,371
TOTAL CONSUMER STAPLES		98,411
ENERGY - 10.3%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc. (a)	977,500	29,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,503,900	$ 48,441
North American Energy Partners, Inc. (a)(e)	2,255,800	9,159
Transocean, Inc. (a)	413,600	34,052
		120,869
Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.	2,255,800	48,297
Comstock Resources, Inc. (a)	900,000	44,478
CONSOL Energy, Inc.	789,500	24,782
Foundation Coal Holdings, Inc.	789,500	16,390
Hess Corp.	902,300	54,327
Newfield Exploration Co. (a)	939,900	21,599
OPTI Canada, Inc. (a)(d)	3,007,700	8,007
Peabody Energy Corp.	601,500	20,758
Plains Exploration & Production Co. (a)	1,500,000	42,300
Southwestern Energy Co. (a)	1,691,800	60,262
Ultra Petroleum Corp. (a)	1,729,400	80,504
Uranium One, Inc. (a)	501,300	424
		422,128
TOTAL ENERGY		542,997
FINANCIALS - 11.4%
Capital Markets - 0.5%
Julius Baer Holding AG	751,930	29,402
Commercial Banks - 3.7%
City National Corp. (d)	376,000	20,127
Fifth Third Bancorp	1,000,000	10,850
First Horizon National Corp.	500,000	5,955
Huntington Bancshares, Inc. (d)	1,554,642	14,691
PNC Financial Services Group, Inc.	700,000	46,669
Wells Fargo & Co.	626,000	21,315
Wintrust Financial Corp. (e)	1,226,250	31,392
Zions Bancorp (d)	1,127,900	42,984
		193,983
Diversified Financial Services - 1.1%
Bank of America Corp.	1,063,900	25,714
JPMorgan Chase & Co.	738,800	30,476
		56,190
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.9%
ACE Ltd.	582,700	$ 33,424
Arch Capital Group Ltd. (a)	154,287	10,762
Axis Capital Holdings Ltd.	1,400,000	39,872
Brown & Brown, Inc.	939,900	19,287
Everest Re Group Ltd.	1,077,500	80,489
Montpelier Re Holdings Ltd.	3,383,700	48,421
The Chubb Corp.	701,500	36,352
W.R. Berkley Corp.	1,553,400	40,808
		309,415
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	751,900	13,158
TOTAL FINANCIALS		602,148
HEALTH CARE - 21.4%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	1,503,900	63,991
BioMarin Pharmaceutical, Inc. (a)	751,900	13,775
Celgene Corp. (a)	751,900	48,317
Cephalon, Inc. (a)(d)	1,127,900	80,893
		206,976
Health Care Equipment & Supplies - 8.3%
Boston Scientific Corp. (a)	3,007,700	27,160
Covidien Ltd.	1,879,800	83,256
DENTSPLY International, Inc.	751,900	22,843
Edwards Lifesciences Corp. (a)	472,500	24,967
Inverness Medical Innovations, Inc. (a)	2,000,000	38,300
Masimo Corp. (a)	939,900	30,067
Mentor Corp. (d)(e)	1,750,000	29,575
St. Jude Medical, Inc. (a)	4,750,000	180,643
		436,811
Health Care Providers & Services - 6.6%
Express Scripts, Inc. (a)	1,027,900	62,301
Henry Schein, Inc. (a)	751,900	35,196
Humana, Inc. (a)	2,255,800	66,749
McKesson Corp.	902,300	33,196
Medco Health Solutions, Inc. (a)	2,800,000	106,260
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group, Inc. (a)	751,900	$ 29,061
Universal Health Services, Inc. Class B	376,000	15,807
		348,570
Health Care Technology - 0.6%
IMS Health, Inc.	2,293,400	32,887
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)(d)	300,000	15,000
QIAGEN NV (a)	2,000,000	28,520
		43,520
Pharmaceuticals - 1.1%
Allergan, Inc.	1,100,000	43,637
Warner Chilcott Ltd. (a)	1,127,900	15,644
		59,281
TOTAL HEALTH CARE		1,128,045
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	376,000	31,035
Precision Castparts Corp.	225,600	14,621
		45,656
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	751,900	38,933
Building Products - 0.2%
Masco Corp.	1,127,900	11,448
Commercial Services & Supplies - 4.1%
Allied Waste Industries, Inc. (a)	10,527,000	109,691
Casella Waste Systems, Inc. Class A (a)(e)	2,021,155	10,187
Waste Management, Inc.	3,007,700	93,930
		213,808
Construction & Engineering - 0.6%
MasTec, Inc. (a)(e)	3,759,600	32,784
Machinery - 0.9%
Cummins, Inc.	376,000	9,720
Pall Corp.	1,503,900	39,718
		49,438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.9%
CDI Corp.	44,731	$ 582
CoStar Group, Inc. (a)(e)	1,315,900	47,399
		47,981
Road & Rail - 2.1%
Con-way, Inc.	900,000	30,636
J.B. Hunt Transport Services, Inc.	751,900	21,377
Landstar System, Inc.	1,503,900	58,036
		110,049
Transportation Infrastructure - 0.4%
Mundra Port and SEZ Ltd.	2,571,974	19,026
TOTAL INDUSTRIALS		569,123
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 6.9%
Adtran, Inc.	2,255,800	34,288
Comverse Technology, Inc. (a)(e)	13,158,800	95,664
Corning, Inc.	1,000,000	10,830
Finisar Corp. (a)	11,278,900	6,880
Infinera Corp. (a)	2,976,322	23,156
Juniper Networks, Inc. (a)	7,143,050	133,861
QUALCOMM, Inc.	1,503,900	57,539
		362,218
Computers & Peripherals - 1.8%
NCR Corp. (a)	5,188,300	94,842
Electronic Equipment & Components - 4.4%
Agilent Technologies, Inc. (a)	1,400,000	31,066
Arrow Electronics, Inc. (a)	1,879,800	32,803
Avnet, Inc. (a)	1,001,900	16,772
Benchmark Electronics, Inc. (a)	1,127,900	13,524
Flextronics International Ltd. (a)	26,317,500	110,007
Tyco Electronics Ltd.	1,503,900	29,236
		233,408
Internet Software & Services - 0.8%
GSI Commerce, Inc. (a)(d)	2,007,700	20,780
Move, Inc. (a)(e)	11,654,900	19,580
		40,360
IT Services - 1.2%
Genpact Ltd. (a)	3,007,700	23,550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA (e)	2,067,800	$ 24,441
WNS Holdings Ltd. sponsored ADR (a)	1,879,800	16,749
		64,740
Semiconductors & Semiconductor Equipment - 8.0%
Altera Corp.	3,759,600	65,229
Applied Micro Circuits Corp. (a)(e)	6,494,000	33,184
Broadcom Corp. Class A (a)	2,000,000	34,160
Integrated Device Technology, Inc. (a)	2,067,800	13,151
Marvell Technology Group Ltd. (a)	7,000,000	48,720
Microchip Technology, Inc. (d)	2,819,700	69,449
ON Semiconductor Corp. (a)	9,000,000	45,990
PMC-Sierra, Inc. (a)	9,519,300	44,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,639,500	46,582
Xilinx, Inc.	1,127,900	20,776
		421,791
Software - 0.5%
TIBCO Software, Inc. (a)	4,887,500	25,171
TOTAL INFORMATION TECHNOLOGY		1,242,530
MATERIALS - 5.2%
Chemicals - 1.6%
Airgas, Inc.	1,127,900	43,266
Chemtura Corp.	4,511,600	7,805
Monsanto Co.	376,000	33,456
		84,527
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	1,691,800	46,666
Goldcorp, Inc.	1,127,900	21,084
Newcrest Mining Ltd.	3,007,719	41,324
Newmont Mining Corp.	751,900	19,805
Reliance Steel & Aluminum Co.	1,200,000	30,048
Silver Wheaton Corp. (a)	3,759,600	13,095
Timminco Ltd. (a)(d)	3,500,000	19,738
		191,760
TOTAL MATERIALS		276,287
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Global Crossing Ltd. (a)(e)	4,135,600	$ 27,543
Level 3 Communications, Inc. (a)(d)	18,702,231	19,637
PAETEC Holding Corp. (a)	4,511,600	4,060
Qwest Communications International, Inc. (d)	40,000,000	114,400
tw telecom, inc. (a)(e)	11,489,400	81,345
		246,985
TOTAL COMMON STOCKS (Cost $7,440,644)		5,099,204
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 1.81% (b)	238,066,575	238,067
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	315,849,757	315,850
TOTAL MONEY MARKET FUNDS (Cost $553,917)		553,917
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $7,994,561)		5,653,121
NET OTHER ASSETS - (7.3)%		(383,859)
NET ASSETS - 100%		$ 5,269,262
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,338
Fidelity Securities Lending Cash Central Fund	5,158
Total	$ 7,496
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ -	$ 52,173	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,335	-	-	33,184
Blue Nile, Inc.	74,505	23,053	46,233	-	24,464
Casella Waste Systems, Inc. Class A	26,034	910	5,422	-	10,187
CDI Corp.	54,400	-	28,159	520	-
Champion Enterprises, Inc.	51,600	-	10,746	-	-
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	30,388	-	95,664
CoStar Group, Inc.	83,913	-	16,062	-	47,399
Fleetwood Enterprises, Inc.	20,700	-	11,176	-	-
Global Crossing Ltd.	83,600	8,578	12,334	-	27,543
GSI Commerce, Inc.	64,728	-	30,854	-	-
Hain Celestial Group, Inc.	59,232	-	63,322	-	-
JumpTV, Inc.	3,871	-	1,018	-	1,621
Massey Energy Co.	235,485	-	130,976	413	-
MasTec, Inc.	40,950	-	12,168	-	32,784
Mentor Corp.	51,223	-	-	700	29,575
Morgans Hotel Group Co.	41,970	-	43,404	-	-
Move, Inc.	48,825	-	6,921	-	19,580
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
National CineMedia, Inc.	$ 91,968	$ -	$ 9,859	$ 1,488	$ 29,235
North American Energy Partners, Inc.	48,540	-	3,349	-	9,159
PMC-Sierra, Inc.	91,298	7,467	26,064	-	-
SAVVIS, Inc.	76,913	-	71,131	-	-
Telvent GIT SA	75,735	-	10,915	1,262	24,441
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
tw telecom, inc.	-	42,297	25,539	-	81,345
Visteon Corp.	30,380	-	30,648	-	-
Western Refining, Inc.	35,035	-	31,348	-	-
Wintrust Financial Corp.	38,897	-	-	221	31,392
Total	$ 2,092,517	$ 113,196	$ 753,822	$ 4,604	$ 497,573
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,653,121	$ 5,549,431	$ 103,690	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.4%
Bermuda	7.6%
Canada	3.8%
Singapore	2.1%
Mexico	1.8%
Cayman Islands	1.5%
Switzerland	1.1%
Others (individually less than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $301,343) - See accompanying schedule: Unaffiliated issuers (cost $6,367,445)	$ 4,601,631
Fidelity Central Funds (cost $553,917)	553,917
Other affiliated issuers (cost $1,073,199)	497,573
Total Investments (cost $7,994,561)		$ 5,653,121
Foreign currency held at value (cost $2,232)		2,234
Receivable for investments sold		14,993
Receivable for fund shares sold		9,226
Dividends receivable		2,603
Distributions receivable from Fidelity Central Funds		1,521
Prepaid expenses		4
Other receivables		175
Total assets		5,683,877

Liabilities
Payable for investments purchased	$ 88,562
Payable for fund shares redeemed	6,394
Accrued management fee	1,285
Other affiliated payables	2,295
Other payables and accrued expenses	229
Collateral on securities loaned, at value	315,850
Total liabilities		414,615

Net Assets		$ 5,269,262
Net Assets consist of:
Paid in capital		$ 8,792,543
Undistributed net investment income		8,280
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,190,119)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,341,442)
Net Assets		$ 5,269,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008 (Unaudited)
Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,116,789 ÷ 316,519 shares)	$ 16.17

Class K: Net Asset Value, offering price and redemption price per share ($152,473 ÷ 9,421 shares)	$ 16.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands		Six months ended October 31, 2008 (Unaudited)
Investment Income
Dividends (including $4,604 earned from other affiliated issuers)		$ 49,059
Interest		15
Income from Fidelity Central Funds (including $5,158 from security lending)		7,496
Total income		56,570

Expenses
Management fee Basic fee	$ 31,745
Performance adjustment	1,024
Transfer agent fees	14,499
Accounting and security lending fees	731
Custodian fees and expenses	176
Independent trustees' compensation	27
Registration fees	48
Audit	45
Legal	44
Miscellaneous	118
Total expenses before reductions	48,457
Expense reductions	(307)	48,150
Net investment income (loss)		8,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(689,950)
Redemption in-kind with affiliated entities	(433)
Other affiliated issuers	(477,493)
Foreign currency transactions	(909)
Total net realized gain (loss)		(1,168,785)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,417)	(3,813,591)
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		(3,813,605)
Net gain (loss)		(4,982,390)
Net increase (decrease) in net assets resulting from operations		$ (4,973,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,420	$ (30,514)
Net realized gain (loss)	(1,168,785)	593,102
Change in net unrealized appreciation (depreciation)	(3,813,605)	(1,912,741)
Net increase (decrease) in net assets resulting from operations	(4,973,970)	(1,350,153)
Distributions to shareholders from net realized gain	(122,268)	(1,165,991)
Share transactions - net increase (decrease)	(2,609,012)	256,521
Redemption fees	90	238
Total increase (decrease) in net assets	(7,705,160)	(2,259,385)

Net Assets
Beginning of period	12,974,422	15,233,807
End of period (including undistributed net investment income of $8,280 and accumulated net investment loss of $140, respectively)	$ 5,269,262	$ 12,974,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07	$ 16.80
Income from Investment Operations
Net investment income (loss) D	.02	(.06)	(.04) G	(.01) H	.05 I	.07
Net realized and unrealized gain (loss)	(11.11)	(2.44)	3.38	9.51	.52	4.29
Total from investment operations	(11.09)	(2.50)	3.34	9.50	.57	4.36
Distributions from net investment income	-	-	-	(.04)	(.07)	(.09)
Distributions from net realized gain	(.26)	(2.41)	(1.34)	(.60)	-	-
Total distributions	(.26)	(2.41)	(1.34)	(.64)	(.07)	(.09)
Redemption fees added to paid in capital D	- K	- K	- K	- K	- K	- K
Net asset value, end of period	$ 16.17	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Total Return B, C	(40.72)%	(8.49)%	11.53%	44.52%	2.69%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	.86% A	.95%	.83%	.72%	.71%	.70%
Expenses net of fee waivers, if any	.86% A	.95%	.83%	.72%	.71%	.70%
Expenses net of all reductions	.85% A	.94%	.82%	.69%	.62%	.65%
Net investment income (loss)	.15% A	(.21)%	(.14)% G	(.03)% H	.22% I	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 5,117	$ 12,974	$ 15,234	$ 12,653	$ 7,942	$ 8,213
Portfolio turnover rate F	63% A	45%	52%	74%	186%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a special dividend which amounted to $.01 per share and an in-kind dividend received in a corporate reorganization amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended (Unaudited)

October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(11.92)
Total from investment operations	(11.89)
Distributions from net realized gain	(.26)
Redemption fees added to paid in capital D	- I
Net asset value, end of period	$ 16.18
Total Return B, C	(42.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	.35% A
Supplemental Data
Net assets, end of period (in millions)	$ 152
Portfolio turnover rate F	63% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each class has exclusive voting rights with respect to matters that affect that class. The Fund was closed to most new accounts effective the close of business on June 16, 2006 and reopened after the close of business on Monday, October 13, 2008. The Fund commenced sale of Class K shares and the existing class was designated Mid Cap Stock on May 9, 2008. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regula-tory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 245,009,676
Unrealized depreciation	(2,642,186,469)
Net unrealized appreciation (depreciation)	$ (2,397,176,793)
Cost for federal income tax purposes	$ 8,050,297,949

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,491,447,238 and $6,176,881,156, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Mid Cap Stock and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 14,491,784.26
Class K	6,827.05
	$ 14,498,611

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $101,241 for the period.

Redemption in-kind. On October 17, 2008, 247,579 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $1,641,022. The realized gain (loss) of $(432,925) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12,137 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119,838 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,656. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mid-Cap Stock	$ 170,970
Class K	8
$ 170,978

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expenses by $12,875.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2008 A	Year ended April 30, 2008
From net realized gain
Mid-Cap Stock	$ 122,266,706	$ 1,165,991,313
Class K	918	-
Total	$ 122,267,624	$ 1,165,991,313

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2008 A	Year ended April 30, 2008	Six months ended October 31, 2008 A	Year ended April 30, 2008
Mid-Cap Stock
Shares sold	24,413,577	85,842,320	$ 592,648,914	$ 2,610,113,662
Conversion to Class K	(9,583,869)	-	(183,375,422)	-
Reinvestment of distributions	4,098,653	36,742,733	120,377,452	1,148,917,446
Shares redeemed	(173,789,896)	(120,902,349)	(3,319,302,760)	(3,502,509,419)
Net increase (decrease)	(154,861,535)	1,682,704	$ (2,789,651,816)	$ 256,521,689

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2008 A	Year ended April 30, 2008	Six months ended October 31, 2008 A	Year ended April 30, 2008
Class K
Shares sold	126,054	-	$ 2,191,191	$ -
Conversion from Mid-Cap Stock	9,577,029	-	183,375,422	-
Reinvestment of distributions	31	-	918	-
Shares redeemed	(281,758)	-	(4,927,284)	-
Net increase (decrease)	9,421,356	-	$ 180,640,247	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,727,587,776.19	95.875
Withheld	1,020,991,311.90	4.125
TOTAL	24,748,579,088.09	100.000
Dennis J. Dirks
Affirmative	23,825,239,061.03	96.269
Withheld	923,340,027.06	3.731
TOTAL	24,748,579,088.09	100.000
Edward C. Johnson 3d
Affirmative	23,651,709,495.75	95.568
Withheld	1,096,869,592.34	4.432
TOTAL	24,748,579,088.09	100.000
Alan J. Lacy
Affirmative	23,800,282,191.08	96.168
Withheld	948,296,897.01	3.832
TOTAL	24,748,579,088.09	100.000
Ned C. Lautenbach
Affirmative	23,793,631,497.85	96.141
Withheld	954,947,590.24	3.859
TOTAL	24,748,579,088.09	100.000
Joseph Mauriello
Affirmative	23,811,616,983.60	96.214
Withheld	936,962,104.49	3.786
TOTAL	24,748,579,088.09	100.000
Cornelia M. Small
Affirmative	23,802,118,377.97	96.176
Withheld	946,460,710.12	3.824
TOTAL	24,748,579,088.09	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,739,468,362.04	95.923
Withheld	1,009,110,726.05	4.077
TOTAL	24,748,579,088.09	100.000
David M. Thomas
Affirmative	23,821,835,168.41	96.255
Withheld	926,743,919.68	3.745
TOTAL	24,748,579,088.09	100.000
Michael E. Wiley
Affirmative	23,809,071,367.86	96.204
Withheld	939,507,720.23	3.796
TOTAL	24,748,579,088.09	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Commonwealth Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	20,666,515,787.64	83.506
Against	2,780,145,204.68	11.233
Abstain	858,047,822.92	3.468
Broker Non-Votes	443,870,272.85	1.793
TOTAL	24,748,579,088.09	100.000
PROPOSAL 5

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,744,193,124.23	25.511
Against	4,616,011,733.53	67.516
Abstain	369,778,854.36	5.408
Broker Non-Votes	106,988,832.19	1.565
TOTAL	6,836,972,544.31	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCS-USAN-1208
1.784862.105

Fidelity®
Mid-Cap Stock
Fund -
Class K

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008), for Mid-Cap Stock and for the entire period (May 9, 2008 to October 31, 2008) for Class K. The hypothetical expense example is based on an investment of $1,000 invested for the one half year period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2008	Expenses Paid During Period
Mid-Cap Stock	.86%
Actual		$ 1,000.00	$ 592.80	$ 3.45 B
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38 C
Class K	.65%
Actual		$ 1,000.00	$ 576.20	$ 2.47 B
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 3.31 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Mid-Cap Stock and multiplied by 176/365 (to reflect the period May 9, 2008 to October 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	3.4	2.7
Juniper Networks, Inc.	2.6	2.1
Qwest Communications International, Inc.	2.2	2.0
Flextronics International Ltd.	2.1	2.8
Allied Waste Industries, Inc.	2.1	1.0
Medco Health Solutions, Inc.	2.0	1.3
Comverse Technology, Inc.	1.8	2.2
NCR Corp.	1.8	1.5
Waste Management, Inc.	1.8	1.0
Grupo Televisa SA de CV (CPO) sponsored ADR	1.8	1.4
	21.6
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.6	24.8
Health Care	21.4	11.3
Financials	11.4	3.8
Industrials	10.8	10.5
Energy	10.3	20.5
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 96.8%		Stocks 98.4%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	21.6%	** Foreign investments	24.2%

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.0%
Fleetwood Enterprises, Inc. (a)	1,244,158	$ 510
Household Durables - 1.8%
Champion Enterprises, Inc. (a)(d)	2,255,800	4,218
Mohawk Industries, Inc. (a)	663,900	32,119
Whirlpool Corp. (d)	1,240,700	57,879
		94,216
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)(d)(e)	800,000	24,464
Media - 2.6%
Eros International PLC (a)	3,759,600	13,938
Grupo Televisa SA de CV (CPO) sponsored ADR	5,263,500	92,953
JumpTV, Inc. (a)(e)	3,007,700	1,621
National CineMedia, Inc. (e)	3,609,300	29,235
		137,747
Specialty Retail - 1.7%
Dick's Sporting Goods, Inc. (a)	1,327,900	20,343
Eddie Bauer Holdings, Inc. (a)(d)	1,071,400	3,675
Staples, Inc.	3,383,700	65,745
		89,763
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	2,631,800	45,978
TOTAL CONSUMER DISCRETIONARY		392,678
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	1,800,000	55,170
Rite Aid Corp. (a)(d)	9,023,200	4,512
		59,682
Food Products - 0.4%
Ralcorp Holdings, Inc. (a)	300,800	20,358
Household Products - 0.4%
Energizer Holdings, Inc. (a)	376,000	18,371
TOTAL CONSUMER STAPLES		98,411
ENERGY - 10.3%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc. (a)	977,500	29,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,503,900	$ 48,441
North American Energy Partners, Inc. (a)(e)	2,255,800	9,159
Transocean, Inc. (a)	413,600	34,052
		120,869
Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.	2,255,800	48,297
Comstock Resources, Inc. (a)	900,000	44,478
CONSOL Energy, Inc.	789,500	24,782
Foundation Coal Holdings, Inc.	789,500	16,390
Hess Corp.	902,300	54,327
Newfield Exploration Co. (a)	939,900	21,599
OPTI Canada, Inc. (a)(d)	3,007,700	8,007
Peabody Energy Corp.	601,500	20,758
Plains Exploration & Production Co. (a)	1,500,000	42,300
Southwestern Energy Co. (a)	1,691,800	60,262
Ultra Petroleum Corp. (a)	1,729,400	80,504
Uranium One, Inc. (a)	501,300	424
		422,128
TOTAL ENERGY		542,997
FINANCIALS - 11.4%
Capital Markets - 0.5%
Julius Baer Holding AG	751,930	29,402
Commercial Banks - 3.7%
City National Corp. (d)	376,000	20,127
Fifth Third Bancorp	1,000,000	10,850
First Horizon National Corp.	500,000	5,955
Huntington Bancshares, Inc. (d)	1,554,642	14,691
PNC Financial Services Group, Inc.	700,000	46,669
Wells Fargo & Co.	626,000	21,315
Wintrust Financial Corp. (e)	1,226,250	31,392
Zions Bancorp (d)	1,127,900	42,984
		193,983
Diversified Financial Services - 1.1%
Bank of America Corp.	1,063,900	25,714
JPMorgan Chase & Co.	738,800	30,476
		56,190
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.9%
ACE Ltd.	582,700	$ 33,424
Arch Capital Group Ltd. (a)	154,287	10,762
Axis Capital Holdings Ltd.	1,400,000	39,872
Brown & Brown, Inc.	939,900	19,287
Everest Re Group Ltd.	1,077,500	80,489
Montpelier Re Holdings Ltd.	3,383,700	48,421
The Chubb Corp.	701,500	36,352
W.R. Berkley Corp.	1,553,400	40,808
		309,415
Thrifts & Mortgage Finance - 0.2%
People's United Financial, Inc.	751,900	13,158
TOTAL FINANCIALS		602,148
HEALTH CARE - 21.4%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	1,503,900	63,991
BioMarin Pharmaceutical, Inc. (a)	751,900	13,775
Celgene Corp. (a)	751,900	48,317
Cephalon, Inc. (a)(d)	1,127,900	80,893
		206,976
Health Care Equipment & Supplies - 8.3%
Boston Scientific Corp. (a)	3,007,700	27,160
Covidien Ltd.	1,879,800	83,256
DENTSPLY International, Inc.	751,900	22,843
Edwards Lifesciences Corp. (a)	472,500	24,967
Inverness Medical Innovations, Inc. (a)	2,000,000	38,300
Masimo Corp. (a)	939,900	30,067
Mentor Corp. (d)(e)	1,750,000	29,575
St. Jude Medical, Inc. (a)	4,750,000	180,643
		436,811
Health Care Providers & Services - 6.6%
Express Scripts, Inc. (a)	1,027,900	62,301
Henry Schein, Inc. (a)	751,900	35,196
Humana, Inc. (a)	2,255,800	66,749
McKesson Corp.	902,300	33,196
Medco Health Solutions, Inc. (a)	2,800,000	106,260
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pediatrix Medical Group, Inc. (a)	751,900	$ 29,061
Universal Health Services, Inc. Class B	376,000	15,807
		348,570
Health Care Technology - 0.6%
IMS Health, Inc.	2,293,400	32,887
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)(d)	300,000	15,000
QIAGEN NV (a)	2,000,000	28,520
		43,520
Pharmaceuticals - 1.1%
Allergan, Inc.	1,100,000	43,637
Warner Chilcott Ltd. (a)	1,127,900	15,644
		59,281
TOTAL HEALTH CARE		1,128,045
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	376,000	31,035
Precision Castparts Corp.	225,600	14,621
		45,656
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	751,900	38,933
Building Products - 0.2%
Masco Corp.	1,127,900	11,448
Commercial Services & Supplies - 4.1%
Allied Waste Industries, Inc. (a)	10,527,000	109,691
Casella Waste Systems, Inc. Class A (a)(e)	2,021,155	10,187
Waste Management, Inc.	3,007,700	93,930
		213,808
Construction & Engineering - 0.6%
MasTec, Inc. (a)(e)	3,759,600	32,784
Machinery - 0.9%
Cummins, Inc.	376,000	9,720
Pall Corp.	1,503,900	39,718
		49,438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.9%
CDI Corp.	44,731	$ 582
CoStar Group, Inc. (a)(e)	1,315,900	47,399
		47,981
Road & Rail - 2.1%
Con-way, Inc.	900,000	30,636
J.B. Hunt Transport Services, Inc.	751,900	21,377
Landstar System, Inc.	1,503,900	58,036
		110,049
Transportation Infrastructure - 0.4%
Mundra Port and SEZ Ltd.	2,571,974	19,026
TOTAL INDUSTRIALS		569,123
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 6.9%
Adtran, Inc.	2,255,800	34,288
Comverse Technology, Inc. (a)(e)	13,158,800	95,664
Corning, Inc.	1,000,000	10,830
Finisar Corp. (a)	11,278,900	6,880
Infinera Corp. (a)	2,976,322	23,156
Juniper Networks, Inc. (a)	7,143,050	133,861
QUALCOMM, Inc.	1,503,900	57,539
		362,218
Computers & Peripherals - 1.8%
NCR Corp. (a)	5,188,300	94,842
Electronic Equipment & Components - 4.4%
Agilent Technologies, Inc. (a)	1,400,000	31,066
Arrow Electronics, Inc. (a)	1,879,800	32,803
Avnet, Inc. (a)	1,001,900	16,772
Benchmark Electronics, Inc. (a)	1,127,900	13,524
Flextronics International Ltd. (a)	26,317,500	110,007
Tyco Electronics Ltd.	1,503,900	29,236
		233,408
Internet Software & Services - 0.8%
GSI Commerce, Inc. (a)(d)	2,007,700	20,780
Move, Inc. (a)(e)	11,654,900	19,580
		40,360
IT Services - 1.2%
Genpact Ltd. (a)	3,007,700	23,550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA (e)	2,067,800	$ 24,441
WNS Holdings Ltd. sponsored ADR (a)	1,879,800	16,749
		64,740
Semiconductors & Semiconductor Equipment - 8.0%
Altera Corp.	3,759,600	65,229
Applied Micro Circuits Corp. (a)(e)	6,494,000	33,184
Broadcom Corp. Class A (a)	2,000,000	34,160
Integrated Device Technology, Inc. (a)	2,067,800	13,151
Marvell Technology Group Ltd. (a)	7,000,000	48,720
Microchip Technology, Inc. (d)	2,819,700	69,449
ON Semiconductor Corp. (a)	9,000,000	45,990
PMC-Sierra, Inc. (a)	9,519,300	44,550
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,639,500	46,582
Xilinx, Inc.	1,127,900	20,776
		421,791
Software - 0.5%
TIBCO Software, Inc. (a)	4,887,500	25,171
TOTAL INFORMATION TECHNOLOGY		1,242,530
MATERIALS - 5.2%
Chemicals - 1.6%
Airgas, Inc.	1,127,900	43,266
Chemtura Corp.	4,511,600	7,805
Monsanto Co.	376,000	33,456
		84,527
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	1,691,800	46,666
Goldcorp, Inc.	1,127,900	21,084
Newcrest Mining Ltd.	3,007,719	41,324
Newmont Mining Corp.	751,900	19,805
Reliance Steel & Aluminum Co.	1,200,000	30,048
Silver Wheaton Corp. (a)	3,759,600	13,095
Timminco Ltd. (a)(d)	3,500,000	19,738
		191,760
TOTAL MATERIALS		276,287
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Global Crossing Ltd. (a)(e)	4,135,600	$ 27,543
Level 3 Communications, Inc. (a)(d)	18,702,231	19,637
PAETEC Holding Corp. (a)	4,511,600	4,060
Qwest Communications International, Inc. (d)	40,000,000	114,400
tw telecom, inc. (a)(e)	11,489,400	81,345
		246,985
TOTAL COMMON STOCKS (Cost $7,440,644)		5,099,204
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 1.81% (b)	238,066,575	238,067
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	315,849,757	315,850
TOTAL MONEY MARKET FUNDS (Cost $553,917)		553,917
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $7,994,561)		5,653,121
NET OTHER ASSETS - (7.3)%		(383,859)
NET ASSETS - 100%		$ 5,269,262
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,338
Fidelity Securities Lending Cash Central Fund	5,158
Total	$ 7,496
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ -	$ 52,173	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,335	-	-	33,184
Blue Nile, Inc.	74,505	23,053	46,233	-	24,464
Casella Waste Systems, Inc. Class A	26,034	910	5,422	-	10,187
CDI Corp.	54,400	-	28,159	520	-
Champion Enterprises, Inc.	51,600	-	10,746	-	-
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	30,388	-	95,664
CoStar Group, Inc.	83,913	-	16,062	-	47,399
Fleetwood Enterprises, Inc.	20,700	-	11,176	-	-
Global Crossing Ltd.	83,600	8,578	12,334	-	27,543
GSI Commerce, Inc.	64,728	-	30,854	-	-
Hain Celestial Group, Inc.	59,232	-	63,322	-	-
JumpTV, Inc.	3,871	-	1,018	-	1,621
Massey Energy Co.	235,485	-	130,976	413	-
MasTec, Inc.	40,950	-	12,168	-	32,784
Mentor Corp.	51,223	-	-	700	29,575
Morgans Hotel Group Co.	41,970	-	43,404	-	-
Move, Inc.	48,825	-	6,921	-	19,580
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
National CineMedia, Inc.	$ 91,968	$ -	$ 9,859	$ 1,488	$ 29,235
North American Energy Partners, Inc.	48,540	-	3,349	-	9,159
PMC-Sierra, Inc.	91,298	7,467	26,064	-	-
SAVVIS, Inc.	76,913	-	71,131	-	-
Telvent GIT SA	75,735	-	10,915	1,262	24,441
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
tw telecom, inc.	-	42,297	25,539	-	81,345
Visteon Corp.	30,380	-	30,648	-	-
Western Refining, Inc.	35,035	-	31,348	-	-
Wintrust Financial Corp.	38,897	-	-	221	31,392
Total	$ 2,092,517	$ 113,196	$ 753,822	$ 4,604	$ 497,573
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,653,121	$ 5,549,431	$ 103,690	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.4%
Bermuda	7.6%
Canada	3.8%
Singapore	2.1%
Mexico	1.8%
Cayman Islands	1.5%
Switzerland	1.1%
Others (individually less than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $301,343) - See accompanying schedule: Unaffiliated issuers (cost $6,367,445)	$ 4,601,631
Fidelity Central Funds (cost $553,917)	553,917
Other affiliated issuers (cost $1,073,199)	497,573
Total Investments (cost $7,994,561)		$ 5,653,121
Foreign currency held at value (cost $2,232)		2,234
Receivable for investments sold		14,993
Receivable for fund shares sold		9,226
Dividends receivable		2,603
Distributions receivable from Fidelity Central Funds		1,521
Prepaid expenses		4
Other receivables		175
Total assets		5,683,877

Liabilities
Payable for investments purchased	$ 88,562
Payable for fund shares redeemed	6,394
Accrued management fee	1,285
Other affiliated payables	2,295
Other payables and accrued expenses	229
Collateral on securities loaned, at value	315,850
Total liabilities		414,615

Net Assets		$ 5,269,262
Net Assets consist of:
Paid in capital		$ 8,792,543
Undistributed net investment income		8,280
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,190,119)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,341,442)
Net Assets		$ 5,269,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2008 (Unaudited)
Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,116,789 ÷ 316,519 shares)	$ 16.17

Class K: Net Asset Value, offering price and redemption price per share ($152,473 ÷ 9,421 shares)	$ 16.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)
Investment Income
Dividends (including $4,604 earned from other affiliated issuers)		$ 49,059
Interest		15
Income from Fidelity Central Funds (including $5,158 from security lending)		7,496
Total income		56,570

Expenses
Management fee Basic fee	$ 31,745
Performance adjustment	1,024
Transfer agent fees	14,499
Accounting and security lending fees	731
Custodian fees and expenses	176
Independent trustees' compensation	27
Registration fees	48
Audit	45
Legal	44
Miscellaneous	118
Total expenses before reductions	48,457
Expense reductions	(307)	48,150
Net investment income (loss)		8,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(689,950)
Redemption in-kind with affiliated entities	(433)
Other affiliated issuers	(477,493)
Foreign currency transactions	(909)
Total net realized gain (loss)		(1,168,785)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,417)	(3,813,591)
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		(3,813,605)
Net gain (loss)		(4,982,390)
Net increase (decrease) in net assets resulting from operations		$ (4,973,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,420	$ (30,514)
Net realized gain (loss)	(1,168,785)	593,102
Change in net unrealized appreciation (depreciation)	(3,813,605)	(1,912,741)
Net increase (decrease) in net assets resulting from operations	(4,973,970)	(1,350,153)
Distributions to shareholders from net realized gain	(122,268)	(1,165,991)
Share transactions - net increase (decrease)	(2,609,012)	256,521
Redemption fees	90	238
Total increase (decrease) in net assets	(7,705,160)	(2,259,385)

Net Assets
Beginning of period	12,974,422	15,233,807
End of period (including undistributed net investment income of $8,280 and accumulated net investment loss of $140, respectively)	$ 5,269,262	$ 12,974,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07	$ 16.80
Income from Investment Operations
Net investment income (loss) D	.02	(.06)	(.04) G	(.01) H	.05 I	.07
Net realized and unrealized gain (loss)	(11.11)	(2.44)	3.38	9.51	.52	4.29
Total from investment operations	(11.09)	(2.50)	3.34	9.50	.57	4.36
Distributions from net investment income	-	-	-	(.04)	(.07)	(.09)
Distributions from net realized gain	(.26)	(2.41)	(1.34)	(.60)	-	-
Total distributions	(.26)	(2.41)	(1.34)	(.64)	(.07)	(.09)
Redemption fees added to paid in capital D	- K	- K	- K	- K	- K	- K
Net asset value, end of period	$ 16.17	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Total Return B, C	(40.72)%	(8.49)%	11.53%	44.52%	2.69%	25.99%
Ratios to Average Net Assets E, J
Expenses before reductions	.86% A	.95%	.83%	.72%	.71%	.70%
Expenses net of fee waivers, if any	.86% A	.95%	.83%	.72%	.71%	.70%
Expenses net of all reductions	.85% A	.94%	.82%	.69%	.62%	.65%
Net investment income (loss)	.15% A	(.21)%	(.14)% G	(.03)% H	.22% I	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 5,117	$ 12,974	$ 15,234	$ 12,653	$ 7,942	$ 8,213
Portfolio turnover rate F	63% A	45%	52%	74%	186%	137%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a special dividend which amounted to $.01 per share and an in-kind dividend received in a corporate reorganization amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended (Unaudited)

October 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	(11.92)
Total from investment operations	(11.89)
Distributions from net realized gain	(.26)
Redemption fees added to paid in capital D	- I
Net asset value, end of period	$ 16.18
Total Return B, C	(42.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	.35% A
Supplemental Data
Net assets, end of period (in millions)	$ 152
Portfolio turnover rate F	63% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each class has exclusive voting rights with respect to matters that affect that class. The Fund was closed to most new accounts effective the close of business on June 16, 2006 and reopened after the close of business on Monday, October 13, 2008. The Fund commenced sale of Class K shares and the existing class was designated Mid Cap Stock on May 9, 2008. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The fund's investments in emerging markets can be subject to social, economic, regula-tory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 245,009,676
Unrealized depreciation	(2,642,186,469)
Net unrealized appreciation (depreciation)	$ (2,397,176,793)
Cost for federal income tax purposes	$ 8,050,297,949

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,491,447,238 and $6,176,881,156, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Mid Cap Stock and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 14,491,784.26
Class K	6,827.05
	$ 14,498,611

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $101,241 for the period.

Redemption in-kind. On October 17, 2008, 247,579 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $1,641,022. The realized gain (loss) of $(432,925) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12,137 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $119,838 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,656. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Mid-Cap Stock	$ 170,970
Class K	8
$ 170,978

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class's expenses by $12,875.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2008 A	Year ended April 30, 2008
From net realized gain
Mid-Cap Stock	$ 122,266,706	$ 1,165,991,313
Class K	918	-
Total	$ 122,267,624	$ 1,165,991,313

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2008 A	Year ended April 30, 2008	Six months ended October 31, 2008 A	Year ended April 30, 2008
Mid-Cap Stock
Shares sold	24,413,577	85,842,320	$ 592,648,914	$ 2,610,113,662
Conversion to Class K	(9,583,869)	-	(183,375,422)	-
Reinvestment of distributions	4,098,653	36,742,733	120,377,452	1,148,917,446
Shares redeemed	(173,789,896)	(120,902,349)	(3,319,302,760)	(3,502,509,419)
Net increase (decrease)	(154,861,535)	1,682,704	$ (2,789,651,816)	$ 256,521,689

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2008 A	Year ended April 30, 2008	Six months ended October 31, 2008 A	Year ended April 30, 2008
Class K
Shares sold	126,054	-	$ 2,191,191	$ -
Conversion from Mid-Cap Stock	9,577,029	-	183,375,422	-
Reinvestment of distributions	31	-	918	-
Shares redeemed	(281,758)	-	(4,927,284)	-
Net increase (decrease)	9,421,356	-	$ 180,640,247	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	23,727,587,776.19	95.875
Withheld	1,020,991,311.90	4.125
TOTAL	24,748,579,088.09	100.000
Dennis J. Dirks
Affirmative	23,825,239,061.03	96.269
Withheld	923,340,027.06	3.731
TOTAL	24,748,579,088.09	100.000
Edward C. Johnson 3d
Affirmative	23,651,709,495.75	95.568
Withheld	1,096,869,592.34	4.432
TOTAL	24,748,579,088.09	100.000
Alan J. Lacy
Affirmative	23,800,282,191.08	96.168
Withheld	948,296,897.01	3.832
TOTAL	24,748,579,088.09	100.000
Ned C. Lautenbach
Affirmative	23,793,631,497.85	96.141
Withheld	954,947,590.24	3.859
TOTAL	24,748,579,088.09	100.000
Joseph Mauriello
Affirmative	23,811,616,983.60	96.214
Withheld	936,962,104.49	3.786
TOTAL	24,748,579,088.09	100.000
Cornelia M. Small
Affirmative	23,802,118,377.97	96.176
Withheld	946,460,710.12	3.824
TOTAL	24,748,579,088.09	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,739,468,362.04	95.923
Withheld	1,009,110,726.05	4.077
TOTAL	24,748,579,088.09	100.000
David M. Thomas
Affirmative	23,821,835,168.41	96.255
Withheld	926,743,919.68	3.745
TOTAL	24,748,579,088.09	100.000
Michael E. Wiley
Affirmative	23,809,071,367.86	96.204
Withheld	939,507,720.23	3.796
TOTAL	24,748,579,088.09	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Commonwealth Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	20,666,515,787.64	83.506
Against	2,780,145,204.68	11.233
Abstain	858,047,822.92	3.468
Broker Non-Votes	443,870,272.85	1.793
TOTAL	24,748,579,088.09	100.000
PROPOSAL 5

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgement of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	1,744,193,124.23	25.511
Against	4,616,011,733.53	67.516
Abstain	369,778,854.36	5.408
Broker Non-Votes	106,988,832.19	1.565
TOTAL	6,836,972,544.31	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

In connection with the renewal of the fund's management contract, the Board also approved non-material amendments to the fund's management contract to clarify certain provisions regarding the calculation of the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCS-K-USAN-1208
1.863349.100

Fidelity®
Large Cap Stock
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	.92%	$ 1,000.00	$ 619.10	$ 3.75
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.57	$ 4.69

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.5	1.4
JPMorgan Chase & Co.	4.1	1.1
Honeywell International, Inc.	3.2	3.6
Cisco Systems, Inc.	3.0	2.4
Inverness Medical Innovations, Inc.	2.9	3.3
Staples, Inc.	2.6	1.7
State Street Corp.	2.0	0.8
Wells Fargo & Co.	1.9	0.0
Verizon Communications, Inc.	1.9	1.2
Google, Inc. Class A (sub. vtg.)	1.8	1.5
	27.9
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	18.8
Financials	20.4	21.3
Health Care	14.2	13.9
Industrials	10.6	17.6
Consumer Discretionary	9.7	8.6
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 100.0%		Stocks 99.1%
	Convertible Securities 0.1%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets† (0.1)%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	15.1%	** Foreign investments	19.9%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.3%
Johnson Controls, Inc.	96,400	$ 1,709
Distributors - 0.9%
Li & Fung Ltd.	2,672,000	5,363
Household Durables - 3.0%
Centex Corp.	472,800	5,792
KB Home (f)	153,945	2,569
Pulte Homes, Inc.	464,000	5,169
Ryland Group, Inc. (f)	148,400	2,788
Toll Brothers, Inc. (a)	59,900	1,385
		17,703
Media - 1.1%
Scripps Networks Interactive, Inc. Class A	57,200	1,624
Time Warner, Inc.	161,900	1,634
Viacom, Inc. Class B (non-vtg.) (a)	175,100	3,541
		6,799
Specialty Retail - 4.4%
Dick's Sporting Goods, Inc. (a)	157,600	2,414
Home Depot, Inc.	57,700	1,361
Lowe's Companies, Inc.	317,000	6,879
Staples, Inc. (f)	788,309	15,317
		25,971
TOTAL CONSUMER DISCRETIONARY		57,545
CONSUMER STAPLES - 5.3%
Beverages - 1.4%
InBev SA	7,000	282
PepsiCo, Inc.	70,600	4,025
The Coca-Cola Co.	90,190	3,974
		8,281
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	234,700	7,194
Sysco Corp.	77,200	2,023
Walgreen Co.	42,200	1,074
		10,291
Food Products - 1.7%
Groupe Danone	34,500	1,921
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	184,965	$ 7,191
Ralcorp Holdings, Inc. (a)	15,900	1,076
		10,188
Household Products - 0.5%
Energizer Holdings, Inc. (a)	53,400	2,609
TOTAL CONSUMER STAPLES		31,369
ENERGY - 8.5%
Energy Equipment & Services - 1.0%
BJ Services Co.	52,300	672
Nabors Industries Ltd. (a)	151,500	2,179
National Oilwell Varco, Inc. (a)	51,700	1,545
Weatherford International Ltd. (a)	93,400	1,577
		5,973
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	38,500	824
Chesapeake Energy Corp.	203,600	4,473
ConocoPhillips	103,851	5,402
Denbury Resources, Inc. (a)	214,200	2,722
EnCana Corp.	42,400	2,153
EOG Resources, Inc.	87,600	7,089
Exxon Mobil Corp.	95,874	7,106
Hess Corp.	60,500	3,643
Occidental Petroleum Corp.	44,800	2,488
Peabody Energy Corp.	20,900	721
Quicksilver Resources, Inc. (a)	26,000	272
Range Resources Corp.	61,250	2,586
Ultra Petroleum Corp. (a)	106,100	4,939
		44,418
TOTAL ENERGY		50,391
FINANCIALS - 20.4%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	140,139	4,569
Greenhill & Co., Inc. (f)	13,500	891
Julius Baer Holding AG	50,651	1,981
Merrill Lynch & Co., Inc.	89,100	1,656
Morgan Stanley	39,100	683
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	277,769	$ 12,041
T. Rowe Price Group, Inc.	14,500	573
		22,394
Commercial Banks - 2.7%
National City Corp.	604,000	1,631
Standard Chartered PLC (United Kingdom)	123,834	2,046
Wachovia Corp.	171,000	1,096
Wells Fargo & Co.	339,853	11,572
		16,345
Consumer Finance - 1.1%
American Express Co.	81,400	2,239
Capital One Financial Corp.	114,100	4,464
		6,703
Diversified Financial Services - 9.4%
Bank of America Corp.	1,102,220	26,636
Citigroup, Inc.	242,500	3,310
CME Group, Inc.	4,400	1,241
JPMorgan Chase & Co.	593,719	24,491
		55,678
Insurance - 2.4%
ACE Ltd.	73,800	4,233
AMBAC Financial Group, Inc.	90,400	242
Everest Re Group Ltd.	64,200	4,796
Genworth Financial, Inc. Class A (non-vtg.)	81,900	396
Hartford Financial Services Group, Inc.	27,900	288
MetLife, Inc.	88,800	2,950
W.R. Berkley Corp.	47,800	1,256
		14,161
Real Estate Investment Trusts - 0.2%
CapitalSource, Inc.	132,101	978
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	338,500	2,373
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (f)	135,169	524
Radian Group, Inc.	538,500	1,939
		2,463
TOTAL FINANCIALS		121,095
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.2%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (a)(f)	111,200	$ 2,558
Cephalon, Inc. (a)	58,152	4,171
Cougar Biotechnology, Inc. (a)	19,278	490
CSL Ltd.	138,782	3,373
Myriad Genetics, Inc. (a)	32,786	2,068
Vertex Pharmaceuticals, Inc. (a)	186,000	4,875
		17,535
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	15,000	1,322
Gen-Probe, Inc. (a)	23,834	1,122
Heartware Ltd. (a)	1,627,024	572
Inverness Medical Innovations, Inc. (a)	930,200	17,814
St. Jude Medical, Inc. (a)	46,700	1,776
		22,606
Health Care Providers & Services - 2.3%
athenahealth, Inc. (a)	46,017	1,408
Express Scripts, Inc. (a)	85,700	5,194
Humana, Inc. (a)	56,600	1,675
UnitedHealth Group, Inc.	107,300	2,546
WellPoint, Inc. (a)	74,500	2,896
		13,719
Life Sciences Tools & Services - 1.3%
AMAG Pharmaceuticals, Inc. (a)	58,955	1,803
Covance, Inc. (a)	5,300	265
QIAGEN NV (a)	258,200	3,682
Waters Corp. (a)	51,842	2,271
		8,021
Pharmaceuticals - 3.8%
Allergan, Inc.	200,001	7,934
Elan Corp. PLC sponsored ADR (a)	125,200	955
Merck & Co., Inc.	260,628	8,066
Schering-Plough Corp.	207,300	3,004
Wyeth	76,600	2,465
		22,424
TOTAL HEALTH CARE		84,305
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.6%
Aerospace & Defense - 4.0%
Honeywell International, Inc.	629,700	$ 19,174
Precision Castparts Corp.	16,500	1,069
Raytheon Co.	73,400	3,751
		23,994
Airlines - 0.4%
AirTran Holdings, Inc. (a)	578,135	2,365
Electrical Equipment - 3.7%
Cooper Industries Ltd. Class A	48,500	1,501
Emerson Electric Co.	24,100	789
Evergreen Solar, Inc. (a)(f)	765,074	2,900
First Solar, Inc. (a)	26,900	3,866
Q-Cells AG (a)(f)	128,300	5,047
Saft Groupe SA	41,100	1,201
SolarWorld AG (f)	91,500	2,306
Sunpower Corp. Class A (a)(f)	29,600	1,156
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(f)	124,757	2,183
Vestas Wind Systems AS (a)	30,300	1,241
		22,190
Industrial Conglomerates - 0.9%
Siemens AG sponsored ADR	83,600	5,029
Textron, Inc.	18,200	322
		5,351
Machinery - 1.5%
Cummins, Inc.	65,900	1,704
Danaher Corp.	47,500	2,814
Eaton Corp.	25,400	1,133
Illinois Tool Works, Inc.	66,300	2,214
SPX Corp.	19,700	763
		8,628
Trading Companies & Distributors - 0.1%
Watsco, Inc.	14,600	600
TOTAL INDUSTRIALS		63,128
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 7.0%
Cisco Systems, Inc. (a)	1,017,500	18,081
Corning, Inc.	583,750	6,322
Juniper Networks, Inc. (a)	321,800	6,031
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nice Systems Ltd. sponsored ADR (a)	48,400	$ 1,082
QUALCOMM, Inc.	255,400	9,772
		41,288
Computers & Peripherals - 3.3%
Apple, Inc. (a)	87,700	9,436
Hewlett-Packard Co.	202,700	7,759
NCR Corp. (a)	135,900	2,484
		19,679
Electronic Equipment & Components - 0.2%
Avnet, Inc. (a)	55,800	934
Hon Hai Precision Industry Co. Ltd. (Foxconn)	137,100	333
		1,267
Internet Software & Services - 1.8%
Google, Inc. Class A (sub. vtg.) (a)	29,813	10,714
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	489,002	9,389
MasterCard, Inc. Class A	4,100	606
Satyam Computer Services Ltd. sponsored ADR	143,100	2,251
The Western Union Co.	159,800	2,439
Visa, Inc.	33,100	1,832
		16,517
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	269,014	3,473
ARM Holdings PLC sponsored ADR	484,300	2,286
ASML Holding NV (NY Shares)	259,600	4,556
Broadcom Corp. Class A (a)	67,400	1,151
Globe Specialty Metals, Inc. (Reg. S) (a)	77,400	1,045
KLA-Tencor Corp.	63,300	1,472
Lam Research Corp. (a)	158,100	3,535
MEMC Electronic Materials, Inc. (a)	466,700	8,578
National Semiconductor Corp.	163,100	2,148
Taiwan Semiconductor Manufacturing Co. Ltd.	1,615,397	2,351
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	418,922	3,460
Varian Semiconductor Equipment Associates, Inc. (a)	57,900	1,136
		35,191
Software - 2.7%
Adobe Systems, Inc. (a)	103,800	2,765
Autonomy Corp. PLC (a)	245,003	3,884
Microsoft Corp.	324,200	7,239
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	42,020	$ 1,301
VMware, Inc. Class A (a)	35,800	1,110
		16,299
TOTAL INFORMATION TECHNOLOGY		140,955
MATERIALS - 2.8%
Chemicals - 1.9%
Albemarle Corp.	158,200	3,852
Celanese Corp. Class A	49,609	688
Monsanto Co.	57,700	5,134
W.R. Grace & Co. (a)	164,000	1,478
		11,152
Metals & Mining - 0.9%
AMG Advanced Metallurgical Group NV (a)	113,900	1,844
Barrick Gold Corp.	29,400	672
RTI International Metals, Inc. (a)	26,814	423
Timminco Ltd. (a)(f)	408,800	2,305
		5,244
TOTAL MATERIALS		16,396
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	73,100	1,957
Verizon Communications, Inc.	385,230	11,430
		13,387
UTILITIES - 2.6%
Electric Utilities - 2.6%
Entergy Corp.	56,700	4,425
Exelon Corp.	128,600	6,975
Fortum Oyj	88,200	2,168
FPL Group, Inc.	36,300	1,715
		15,283
TOTAL COMMON STOCKS (Cost $742,238)		593,854
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
0% 9/30/14 (d)(e)	$ 1,360	$ 170
7.75% 6/1/15 (d)	2,950	97
		267
TOTAL CONVERTIBLE BONDS (Cost $953)		267
Money Market Funds - 2.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c) (Cost $15,497)	15,496,891	15,497
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $758,688)		609,618
NET OTHER ASSETS - (2.7)%		(15,780)
NET ASSETS - 100%		$ 593,838
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 20
Fidelity Securities Lending Cash Central Fund	624
Total	$ 644
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 609,618	$ 569,028	$ 40,420	$ 170
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 170
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 170

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.9%
Switzerland	2.4%
Germany	2.0%
Netherlands	1.7%
Canada	1.7%
United Kingdom	1.3%
Bermuda	1.1%
Taiwan	1.0%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending April 30, 2009 approximately $30,330,000 of losses recognized during the period November 1, 2007 to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,957) - See accompanying schedule: Unaffiliated issuers (cost $743,191)	$ 594,121
Fidelity Central Funds (cost $15,497)	15,497
Total Investments (cost $758,688)		$ 609,618
Cash		761
Receivable for investments sold		18,853
Receivable for fund shares sold		1,279
Dividends receivable		569
Distributions receivable from Fidelity Central Funds		79
Other receivables		14
Total assets		631,173

Liabilities
Payable for investments purchased	$ 15,553
Payable for fund shares redeemed	1,616
Payable to custodian	169
Accrued management fee	150
Notes payable to affiliates	4,066
Other affiliated payables	211
Other payables and accrued expenses	73
Collateral on securities loaned, at value	15,497
Total liabilities		37,335

Net Assets		$ 593,838
Net Assets consist of:
Paid in capital		$ 944,987
Undistributed net investment income		3,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(206,032)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(149,077)
Net Assets, for 53,679 shares outstanding		$ 593,838
Net Asset Value, offering price and redemption price per share ($593,838 ÷ 53,679 shares)		$ 11.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)
Investment Income
Dividends		$ 7,363
Income from Fidelity Central Funds (including $624 from security lending)		644
Total income		8,007

Expenses
Management fee Basic fee	$ 2,419
Performance adjustment	(57)
Transfer agent fees	1,258
Accounting and security lending fees	154
Custodian fees and expenses	99
Independent trustees' compensation	2
Registration fees	26
Audit	25
Legal	3
Interest	36
Miscellaneous	21
Total expenses before reductions	3,986
Expense reductions	(38)	3,948
Net investment income (loss)		4,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(166,357)
Foreign currency transactions	(145)
Total net realized gain (loss)		(166,502)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $40)	(213,039)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(213,045)
Net gain (loss)		(379,547)
Net increase (decrease) in net assets resulting from operations		$ (375,488)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,059	$ 6,772
Net realized gain (loss)	(166,502)	(4,637)
Change in net unrealized appreciation (depreciation)	(213,045)	(37,686)
Net increase (decrease) in net assets resulting from operations	(375,488)	(35,551)
Distributions to shareholders from net investment income	(2,060)	(6,697)
Distributions to shareholders from net realized gain	-	(22,179)
Total distributions	(2,060)	(28,876)
Share transactions Proceeds from sales of shares	135,714	585,857
Reinvestment of distributions	2,010	28,334
Cost of shares redeemed	(267,764)	(377,991)
Net increase (decrease) in net assets resulting from share transactions	(130,040)	236,200
Total increase (decrease) in net assets	(507,588)	171,773

Net Assets
Beginning of period	1,101,426	929,653
End of period (including undistributed net investment income of $3,960 and undistributed net investment income of $2,247, respectively)	$ 593,838	$ 1,101,426
Other Information Shares
Sold	9,603	30,625
Issued in reinvestment of distributions	116	1,444
Redeemed	(17,585)	(20,185)
Net increase (decrease)	(7,866)	11,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 17.90	$ 18.72	$ 16.55	$ 13.72	$ 13.69	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.07	.12	.13	.10	.13 G	.07
Net realized and unrealized gain (loss)	(6.87)	(.45)	2.15	2.83	.04	2.08
Total from investment operations	(6.80)	(.33)	2.28	2.93	.17	2.15
Distributions from net investment income	(.04)	(.12)	(.11)	(.10)	(.14)	(.07)
Distributions from net realized gain	-	(.37)	-	-	-	-
Total distributions	(.04)	(.49)	(.11)	(.10)	(.14)	(.07)
Net asset value, end of period	$ 11.06	$ 17.90	$ 18.72	$ 16.55	$ 13.72	$ 13.69
Total Return B, C	(38.09)%	(1.99)%	13.84%	21.43%	1.21%	18.55%
Ratios to Average Net Assets E, H
Expenses before reductions	.92% A	.98%	.82%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.92% A	.98%	.82%	.78%	.78%	.78%
Expenses net of all reductions	.91% A	.97%	.81%	.73%	.75%	.76%
Net investment income (loss)	.94% A	.62%	.75%	.67%	.94% G	.53%
Supplemental Data
Net assets, end of period (in millions)	$ 594	$ 1,101	$ 930	$ 747	$ 612	$ 708
Portfolio turnover rate F	162% A	120%	96%	154%	55%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,259
Unrealized depreciation	(192,572)
Net unrealized appreciation (depreciation)	$ (168,313)
Cost for federal income tax purposes	$ 777,931

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $709,918 and $839,466, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,399	2.26%	$ 22

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $12,865. The weighted average interest rate was 2.42%. The interest expense amounted to $14 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $12.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LCS-USAN-1208
1.784861.105

Fidelity®
Small Cap Retirement
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	1.04%	$ 1,000.00	$ 784.50	$ 4.68
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.96	$ 5.30

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Tsutsumi Jewelry Co. Ltd.	3.1	3.2
Mariner Energy, Inc.	3.1	2.9
Aspen Insurance Holdings Ltd.	3.1	2.5
Superior Energy Services, Inc.	3.1	1.6
United Stationers, Inc.	2.8	0.0
Pediatrix Medical Group, Inc.	2.7	2.9
Abaxis, Inc.	2.6	0.0
Nutraceutical International Corp.	2.4	2.5
PSS World Medical, Inc.	2.4	1.8
Reinsurance Group of America, Inc. Class B	2.3	0.0
	27.6
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	19.3
Information Technology	17.2	17.7
Health Care	14.0	11.6
Consumer Discretionary	13.1	16.7
Industrials	12.9	16.0
Asset Allocation (% of fund's net assets)
As of October 31, 2008*		As of April 30, 2008**
	Stocks 97.0%		Stocks 97.8%
	Convertible Securities 2.6%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.2%
* Foreign investments	20.9%	** Foreign investments	21.4%

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Household Durables - 2.9%
Ethan Allen Interiors, Inc. (d)	71,500	$ 1,279,135
Meritage Homes Corp. (a)	195,000	2,677,350
		3,956,485
Specialty Retail - 8.7%
Charlotte Russe Holding, Inc. (a)	220,000	1,859,000
The Men's Wearhouse, Inc. (d)	176,400	2,697,156
Tsutsumi Jewelry Co. Ltd.	218,600	4,258,551
USS Co. Ltd.	49,110	3,007,842
		11,822,549
TOTAL CONSUMER DISCRETIONARY		15,779,034
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. Class A	89,600	1,671,936
Personal Products - 2.4%
Nutraceutical International Corp. (a)	354,031	3,239,384
TOTAL CONSUMER STAPLES		4,911,320
ENERGY - 6.2%
Energy Equipment & Services - 3.1%
Superior Energy Services, Inc. (a)	194,400	4,144,608
Oil, Gas & Consumable Fuels - 3.1%
Mariner Energy, Inc. (a)	293,830	4,228,214
TOTAL ENERGY		8,372,822
FINANCIALS - 19.9%
Capital Markets - 1.1%
Sparx Group Co. Ltd.	9,500	1,554,861
Commercial Banks - 2.3%
Associated Banc-Corp.	90,000	1,985,400
Intervest Bancshares Corp. Class A	196,178	1,173,144
		3,158,544
Diversified Financial Services - 1.6%
KKR Financial Holdings LLC	545,008	2,103,731
Insurance - 7.9%
Aspen Insurance Holdings Ltd.	182,106	4,181,154
IPC Holdings Ltd.	73,200	2,021,052
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Capital Group Ltd.	85,000	$ 1,355,750
Reinsurance Group of America, Inc. Class B	85,000	3,148,400
		10,706,356
Real Estate Investment Trusts - 4.2%
CapitalSource, Inc. (d)	361,500	2,675,100
SL Green Realty Corp.	70,000	2,942,800
		5,617,900
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	75,000	2,469,000
Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	73,900	1,302,118
TOTAL FINANCIALS		26,912,510
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc. (a)	230,000	3,535,100
Health Care Providers & Services - 7.6%
American Dental Partners, Inc. (a)	230,000	2,007,900
NightHawk Radiology Holdings, Inc. (a)	306,786	1,408,148
Pediatrix Medical Group, Inc. (a)	93,600	3,617,640
PSS World Medical, Inc. (a)	175,000	3,174,500
		10,208,188
Pharmaceuticals - 3.8%
Endo Pharmaceuticals Holdings, Inc. (a)	148,800	2,752,800
Perrigo Co.	71,100	2,417,400
		5,170,200
TOTAL HEALTH CARE		18,913,488
INDUSTRIALS - 12.9%
Commercial Services & Supplies - 5.4%
Copart, Inc. (a)	50,100	1,748,490
HNI Corp. (d)	97,800	1,791,696
United Stationers, Inc. (a)	100,000	3,739,000
		7,279,186
Machinery - 1.8%
Nippon Thompson Co. Ltd.	493,000	2,468,763
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 3.6%
Frozen Food Express Industries, Inc.	342,136	$ 1,980,967
Landstar System, Inc.	37,500	1,447,125
P.A.M. Transportation Services, Inc. (a)	166,500	1,445,220
		4,873,312
Trading Companies & Distributors - 2.1%
Interline Brands, Inc. (a)	265,791	2,828,016
TOTAL INDUSTRIALS		17,449,277
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.5%
ViaSat, Inc. (a)	115,000	2,095,300
Electronic Equipment & Components - 6.8%
Diploma PLC	850,000	1,778,236
Macnica, Inc.	175,700	1,782,877
Ryoyo Electro Corp.	244,300	1,900,838
SMART Modular Technologies (WWH), Inc. (a)	864,900	2,343,879
SYNNEX Corp. (a)	89,050	1,374,042
		9,179,872
Internet Software & Services - 2.5%
DealerTrack Holdings, Inc. (a)	167,700	1,799,421
LoopNet, Inc. (a)(d)	219,378	1,660,691
		3,460,112
IT Services - 1.6%
Wright Express Corp. (a)	155,000	2,121,950
Semiconductors & Semiconductor Equipment - 4.8%
Miraial Co. Ltd.	180,900	1,701,106
Skyworks Solutions, Inc. (a)	230,000	1,639,900
Zoran Corp. (a)	385,000	3,133,900
		6,474,906
TOTAL INFORMATION TECHNOLOGY		23,332,140
MATERIALS - 4.6%
Chemicals - 1.3%
Spartech Corp.	276,200	1,756,632
Containers & Packaging - 1.0%
Myers Industries, Inc.	131,169	1,386,456
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.3%
Carpenter Technology Corp.	170,000	$ 3,077,000
TOTAL MATERIALS		6,220,088
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Cogent Communications Group, Inc. (a)	390,300	1,865,634
UTILITIES - 1.2%
Gas Utilities - 1.2%
Southwest Gas Corp.	64,012	1,671,993
TOTAL COMMON STOCKS (Cost $159,506,636)		125,428,306
Nonconvertible Preferred Stocks - 4.4%

CONSUMER DISCRETIONARY - 1.5%
Household Durables - 1.5%
M/I Homes, Inc. Series A, 9.75%	204,973	2,100,973
FINANCIALS - 2.9%
Real Estate Investment Trusts - 2.0%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	247,800	2,713,410
Thrifts & Mortgage Finance - 0.9%
Fannie Mae Series S, 8.25%	547,900	1,150,590
TOTAL FINANCIALS		3,864,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,835,916)		5,964,973
Convertible Bonds - 2.6%
	Principal Amount
FINANCIALS - 2.0%
Real Estate Investment Trusts - 2.0%
SL Green Realty Corp. 3% 3/30/27 (e)	$ 5,000,000	2,725,000
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc. 1% 6/15/27	$ 2,000,000	$ 861,556
TOTAL CONVERTIBLE BONDS (Cost $3,673,507)		3,586,556
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	660,457	660,457
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	7,127,525	7,127,525
TOTAL MONEY MARKET FUNDS (Cost $7,787,982)		7,787,982
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $176,804,041)		142,767,817
NET OTHER ASSETS - (5.4)%		(7,368,919)
NET ASSETS - 100%		$ 135,398,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,725,000 or 2.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,101
Fidelity Securities Lending Cash Central Fund	143,294
Total	$ 180,395
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 142,767,817	$ 120,728,187	$ 22,039,630	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.1%
Japan	12.2%
Bermuda	5.6%
Cayman Islands	1.8%
United Kingdom	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,344,938) - See accompanying schedule: Unaffiliated issuers (cost $169,016,059)	$ 134,979,835
Fidelity Central Funds (cost $7,787,982)	7,787,982
Total Investments (cost $176,804,041)		$ 142,767,817
Cash		743,560
Receivable for investments sold		10,985
Receivable for fund shares sold		341,830
Dividends receivable		135,156
Interest receivable		20,000
Distributions receivable from Fidelity Central Funds		25,171
Prepaid expenses		58
Other receivables		202
Total assets		144,044,779

Liabilities
Payable for investments purchased	$ 1,208,722
Payable for fund shares redeemed	150,674
Accrued management fee	75,921
Other affiliated payables	46,629
Other payables and accrued expenses	36,410
Collateral on securities loaned, at value	7,127,525
Total liabilities		8,645,881

Net Assets		$ 135,398,898
Net Assets consist of:
Paid in capital		$ 178,099,042
Undistributed net investment income		698,240
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,368,525)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,029,859)
Net Assets, for 12,148,992 shares outstanding		$ 135,398,898
Net Asset Value, offering price and redemption price per share ($135,398,898 ÷ 12,148,992 shares)		$ 11.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,369,140
Interest		10,917
Income from Fidelity Central Funds (including $143,294 from security lending)		180,395
Total income		1,560,452

Expenses
Management fee Basic fee	$ 590,534
Performance adjustment	(101,975)
Transfer agent fees	260,508
Accounting and security lending fees	42,203
Custodian fees and expenses	18,832
Independent trustees' compensation	391
Registration fees	22,232
Audit	25,787
Legal	530
Interest	1,423
Miscellaneous	5,942
Total expenses before reductions	866,407
Expense reductions	(4,195)	862,212
Net investment income (loss)		698,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,691,410)
Foreign currency transactions	(4,695)
Total net realized gain (loss)		(8,696,105)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,447,763)
Assets and liabilities in foreign currencies	11,488
Total change in net unrealized appreciation (depreciation)		(30,436,275)
Net gain (loss)		(39,132,380)
Net increase (decrease) in net assets resulting from operations		$ (38,434,140)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 698,240	$ 540,293
Net realized gain (loss)	(8,696,105)	17,583,306
Change in net unrealized appreciation (depreciation)	(30,436,275)	(43,620,068)
Net increase (decrease) in net assets resulting from operations	(38,434,140)	(25,496,469)
Distributions to shareholders from net investment income	-	(908,311)
Distributions to shareholders from net realized gain	-	(14,403,200)
Total distributions	-	(15,311,511)
Share transactions Proceeds from sales of shares	37,947,835	56,262,968
Reinvestment of distributions	-	15,301,521
Cost of shares redeemed	(53,162,520)	(87,432,416)
Net increase (decrease) in net assets resulting from share transactions	(15,214,685)	(15,867,927)
Redemption fees	52,833	106,707
Total increase (decrease) in net assets	(53,595,992)	(56,569,200)

Net Assets
Beginning of period	188,994,890	245,564,090
End of period (including undistributed net investment income of $698,240 and $0, respectively)	$ 135,398,898	$ 188,994,890
Other Information Shares
Sold	2,825,108	3,585,605
Issued in reinvestment of distributions	-	1,065,566
Redeemed	(3,989,277)	(5,628,458)
Net increase (decrease)	(1,164,169)	(977,287)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.20	$ 17.18	$ 18.02	$ 14.65	$ 14.18	$ 10.36
Income from Investment Operations
Net investment income (loss) D	.06	.04	(.02)	(.05)	.04 G	(.08)
Net realized and unrealized gain (loss)	(3.12)	(1.85)	.97	4.35	.42	3.90
Total from investment operations	(3.06)	(1.81)	.95	4.30	.46	3.82
Distributions from net investment income	-	(.07)	-	(.04)	-	-
Distributions from net realized gain	-	(1.11)	(1.79)	(.90)	-	-
Total distributions	-	(1.18)	(1.79)	(.94)	-	-
Redemption fees added to paid in capital D	- I	.01	- I	.01	.01	- I
Net asset value, end of period	$ 11.14	$ 14.20	$ 17.18	$ 18.02	$ 14.65	$ 14.18
Total Return B, C	(21.55)%	(10.55)%	6.36%	30.51%	3.31%	36.87%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04% A	1.04%	1.04%	1.06%	1.16%	1.45%
Expenses net of fee waivers, if any	1.04% A	1.04%	1.04%	1.05%	1.05%	1.05%
Expenses net of all reductions	1.04% A	1.03%	1.02%	.99%	1.00%	.99%
Net investment income (loss)	.84% A	.25%	(.12)%	(.29)%	.29% G	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,399	$ 188,995	$ 245,564	$ 247,040	$ 140,843	$ 91,777
Portfolio turnover rate F	153% A	140%	106%	191%	94%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.49)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Retirement Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,065,155
Unrealized depreciation	(39,868,632)
Net unrealized appreciation (depreciation)	$ (34,803,477)
Cost for federal income tax purposes	$ 177,571,294

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,859,539 and $135,496,869, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .59% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,248 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,981,750	2.14%	$ 1,423

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $172 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $723 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $962 and $2,510, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Retirement Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Board's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Small Cap Retirement Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Small Cap Retirement Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-USAN-1208
1.784865.105

Fidelity®
Small Cap Stock
Fund

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Actual	1.01%	$ 1,000.00	$ 653.80	$ 4.21
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.11	$ 5.14

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Alliance Data Systems Corp.	5.1	2.3
Perot Systems Corp. Class A	2.5	2.6
Myriad Genetics, Inc.	2.1	0.6
Knight Transportation, Inc.	2.0	2.4
Forward Air Corp.	2.0	1.4
Chiquita Brands International, Inc.	2.0	0.0
Huron Consulting Group, Inc.	1.9	0.8
Con-way, Inc.	1.7	1.1
MEMC Electronic Materials, Inc.	1.5	0.0
Delhaize Group SA	1.5	0.0
	22.3
Top Five Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	28.0
Industrials	28.0	32.6
Consumer Staples	10.5	0.6
Consumer Discretionary	8.9	16.0
Health Care	8.6	8.3
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *		As of April 30, 2008 **
	Stocks 100.1%		Stocks 95.7%
	Bonds 0.0%		Bonds 0.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets† (0.2)%		Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	24.2%	** Foreign investments	19.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 2.8%
Burger King Holdings, Inc.	900,000	$ 17,892
Chipotle Mexican Grill, Inc.:
Class A (a)	103,800	5,268
Class B (a)	401,100	17,155
Denny's Corp. (a)	4,457,207	7,978
Jack in the Box, Inc. (a)	1,003,683	20,174
		68,467
Household Durables - 0.3%
DEI Holdings, Inc. (a)	861,654	198
Ethan Allen Interiors, Inc. (d)	360,300	6,446
		6,644
Media - 2.8%
Focus Media Holding Ltd. ADR (a)(d)	813,000	15,065
Informa PLC	1,400,000	4,743
Ipsos SA	550,000	13,826
Live Nation, Inc. (a)(d)	657,063	7,392
Virgin Media, Inc.	4,448,750	25,625
		66,651
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	424,776	13,253
Fourlis Holdings SA	485,191	5,459
Shoe Carnival, Inc. (a)(e)	927,670	12,997
The Men's Wearhouse, Inc.	795,949	12,170
		43,879
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (a)	1,285,540	29,958
TOTAL CONSUMER DISCRETIONARY		215,599
CONSUMER STAPLES - 10.5%
Food & Staples Retailing - 4.2%
Delhaize Group SA	639,800	35,981
The Great Atlantic & Pacific Tea Co. (a)(d)(e)	4,000,000	33,080
Whole Foods Market, Inc. (d)	1,300,000	13,936
Winn-Dixie Stores, Inc. (a)	1,293,600	19,430
		102,427
Food Products - 6.3%
Chiquita Brands International, Inc. (a)(d)(e)	3,478,970	47,488
Flowers Foods, Inc.	350,000	10,378
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc. (a)	1,692,331	$ 35,725
Global Bio-Chem Technology Group Co. Ltd.	39,418,000	5,494
Green Mountain Coffee Roasters, Inc. (a)	448,284	12,996
Parmalat SpA	6,000,000	10,535
Ralcorp Holdings, Inc. (a)	430,000	29,102
		151,718
TOTAL CONSUMER STAPLES		254,145
ENERGY - 5.6%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	540,000	14,839
BJ Services Co.	843,677	10,841
ENGlobal Corp. (a)	290,460	1,275
Exterran Holdings, Inc. (a)	69,134	1,549
Hornbeck Offshore Services, Inc. (a)(d)	499,501	11,888
NATCO Group, Inc. Class A (a)	399,304	8,441
Parker Drilling Co. (a)	1,694,893	8,678
Superior Energy Services, Inc. (a)	550,000	11,726
		69,237
Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	200,200	5,620
Copano Energy LLC	500,000	11,015
Denbury Resources, Inc. (a)	500,000	6,355
Holly Corp.	470,669	9,239
Mariner Energy, Inc. (a)	500,000	7,195
Petrobank Energy & Resources Ltd. (a)	486,400	9,278
Petroleum Development Corp. (a)	230,430	4,772
Quicksilver Gas Services LP (e)	626,900	7,053
Stone Energy Corp. (a)	200,000	6,068
		66,595
TOTAL ENERGY		135,832
FINANCIALS - 4.0%
Capital Markets - 0.3%
Fortress Investment Group LLC (d)	459,400	2,251
GLG Partners, Inc.	1,176,057	3,763
GLG Partners, Inc. warrants 12/28/11 (a)	3,663,800	916
		6,930
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
Babcock & Brown Ltd. (d)	7,789,985	$ 6,804
Insurance - 3.5%
Allied World Assurance Co. Holdings Ltd.	284,200	9,114
AMBAC Financial Group, Inc.	5,175,000	13,869
Assured Guaranty Ltd.	1,800,000	20,214
Endurance Specialty Holdings Ltd.	461,000	13,941
MBIA, Inc. (d)	1,900,000	18,677
Montpelier Re Holdings Ltd.	599,400	8,577
		84,392
TOTAL FINANCIALS		98,126
HEALTH CARE - 8.5%
Biotechnology - 3.1%
Alkermes, Inc. (a)(d)	1,491,800	14,739
Amylin Pharmaceuticals, Inc. (a)	392,029	4,003
Myriad Genetics, Inc. (a)(d)	796,044	50,222
ONYX Pharmaceuticals, Inc. (a)	250,000	6,745
		75,709
Health Care Equipment & Supplies - 0.9%
RTI Biologics, Inc. (a)	2,012,390	6,138
Zoll Medical Corp. (a)	652,196	15,705
		21,843
Health Care Providers & Services - 0.1%
Hanger Orthopedic Group, Inc. (a)	121,000	2,016
Health Care Technology - 0.6%
Eclipsys Corp. (a)	1,062,021	15,771
Life Sciences Tools & Services - 3.6%
Covance, Inc. (a)	99,793	4,990
Exelixis, Inc. (a)(d)	1,574,626	5,417
ICON PLC sponsored ADR (d)	1,287,950	32,675
Medtox Scientific, Inc. (a)(e)	833,221	8,207
PAREXEL International Corp. (a)	2,097,716	21,816
QIAGEN NV (a)	1,000,000	14,260
		87,365
Pharmaceuticals - 0.2%
Renovo Group PLC (a)(e)	10,920,310	4,459
TOTAL HEALTH CARE		207,163
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 28.0%
Aerospace & Defense - 0.3%
AAR Corp. (a)(d)	499,707	$ 7,990
Air Freight & Logistics - 2.3%
Forward Air Corp. (d)(e)	1,829,343	47,874
UTI Worldwide, Inc.	598,725	7,041
		54,915
Airlines - 3.7%
AMR Corp. (a)	2,272,250	23,200
Delta Air Lines, Inc. (a)	625,000	6,863
JetBlue Airways Corp. (a)	3,100,000	17,205
UAL Corp.	670,000	9,755
US Airways Group, Inc. (a)(d)	3,301,106	33,473
		90,496
Commercial Services & Supplies - 6.1%
Corrections Corp. of America (a)	1,416,443	27,068
GeoEye, Inc. (a)	445,421	9,639
InnerWorkings, Inc. (a)(d)	2,299,468	15,981
Interface, Inc. Class A	824,938	5,816
Team, Inc. (a)	627,816	17,434
The Geo Group, Inc. (a)	1,463,198	25,840
Waste Connections, Inc. (a)	1,000,000	33,850
Waste Services, Inc. (a)	1,993,577	11,922
		147,550
Construction & Engineering - 0.9%
Impregilo SpA (a)	6,435,500	16,976
Orion Marine Group, Inc. (a)	999,590	5,178
		22,154
Electrical Equipment - 3.9%
American Superconductor Corp. (a)(d)	564,683	7,064
BYD Co. Ltd. (H Shares)	17,500,000	29,743
China High Speed Transmission Equipment Group Co. Ltd.	14,000,000	11,099
Evergreen Solar, Inc. (a)	998,043	3,783
Q-Cells AG (a)(d)	190,150	7,481
Renewable Energy Corp. AS (a)	993,800	9,376
Sunpower Corp. Class B (a)	227,371	6,732
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	300,000	5,250
Vestas Wind Systems AS (a)	353,000	14,459
		94,987
Machinery - 0.9%
AGCO Corp. (a)	200,000	6,304
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	540,000	$ 7,892
Hansen Transmission International NV	4,288,000	7,192
Kverneland ASA (a)	1,585,430	1,154
		22,542
Professional Services - 2.4%
Diamond Management & Technology Consultants, Inc.	1,158,741	4,612
Huron Consulting Group, Inc. (a)(d)	857,055	46,598
On Assignment, Inc. (a)	1,054,509	6,854
		58,064
Road & Rail - 7.3%
Celadon Group, Inc. (a)(e)	1,601,433	17,119
Con-way, Inc. (d)	1,201,146	40,887
Frozen Food Express Industries, Inc. (e)	1,741,240	10,082
J.B. Hunt Transport Services, Inc.	344,544	9,795
Knight Transportation, Inc.	3,019,559	48,011
Landstar System, Inc.	366,300	14,136
Marten Transport Ltd. (a)(e)	1,528,932	28,102
P.A.M. Transportation Services, Inc. (a)(e)	569,735	4,945
Quality Distribution, Inc. (a)(e)	1,265,360	2,581
		175,658
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	547,454	5,130
TOTAL INDUSTRIALS		679,486
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.6%
Alliance Fiber Optic Products, Inc. (a)	1,525,063	1,357
Avanex Corp. (a)	890	3
Oplink Communications, Inc. (a)(e)	1,603,935	13,024
		14,384
Computers & Peripherals - 1.1%
SanDisk Corp. (a)	2,484,400	22,086
TPV Technology Ltd.	26,000,000	5,162
		27,248
Electronic Equipment & Components - 3.9%
Avnet, Inc. (a)	847,900	14,194
DDi Corp. (a)(e)	1,745,614	7,820
HannStar Display Corp.	75,913,355	13,809
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	2,016,444	$ 26,879
Itron, Inc. (a)(d)	228,500	11,078
LEM Holding SA	27,295	4,551
Meadville Holdings Ltd.	37,047,000	4,431
SYNNEX Corp. (a)(d)	657,064	10,138
		92,900
Internet Software & Services - 1.3%
Art Technology Group, Inc. (a)	5,460,292	10,648
DealerTrack Holdings, Inc. (a)(d)	1,012,233	10,861
Goldleaf Financial Solutions, Inc. (a)(e)	1,380,961	1,312
Groupe Open SA (e)	1,061,016	7,802
		30,623
IT Services - 9.6%
Alliance Data Systems Corp. (a)(d)	2,455,372	123,161
CACI International, Inc. Class A (a)	355,448	14,637
CyberSource Corp. (a)	1,099,771	13,362
Devoteam SA (e)	596,000	10,704
ExlService Holdings, Inc. (a)	1,000,000	7,300
Metavante Holding Co. (a)	178,302	2,990
Perot Systems Corp. Class A (a)	4,258,270	61,277
		233,431
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Analogic Technologies, Inc. (a)	1,698,888	5,114
ARM Holdings PLC sponsored ADR	4,000,000	18,880
Asyst Technologies, Inc. (a)	2,000,054	1,260
Atmel Corp. (a)	8,397,551	34,850
Cirrus Logic, Inc. (a)	1,563,378	8,974
Cymer, Inc. (a)	550,280	13,465
Cypress Semiconductor Corp. (a)(d)	1,580,900	7,920
FormFactor, Inc. (a)	1,066,065	18,571
Himax Technologies, Inc. sponsored ADR	10,905,574	20,393
KLA-Tencor Corp.	250,000	5,813
Kulicke & Soffa Industries, Inc. (a)	2,000,166	5,880
LDK Solar Co. Ltd. sponsored ADR (a)(d)	900,000	16,344
LTX-Credence Corp. (a)	5,618,380	3,483
MEMC Electronic Materials, Inc. (a)	2,000,000	36,760
Micron Technology, Inc. (a)	5,200,000	24,492
MIPS Technologies, Inc. (a)(e)	4,389,555	12,247
Novellus Systems, Inc. (a)	925,000	14,615
NVIDIA Corp. (a)	500,000	4,380
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ON Semiconductor Corp. (a)	1,555,071	$ 7,946
PDF Solutions, Inc. (a)(e)	2,815,641	8,447
Photronics, Inc. (a)	1,595,228	1,101
PMC-Sierra, Inc. (a)	2,600,000	12,168
Rudolph Technologies, Inc. (a)(e)	1,993,177	6,677
Veeco Instruments, Inc. (a)	500,004	3,870
		293,650
TOTAL INFORMATION TECHNOLOGY		692,236
MATERIALS - 4.7%
Metals & Mining - 4.2%
AMG Advanced Metallurgical Group NV (a)(d)	1,084,941	17,562
Compass Minerals International, Inc.	370,830	20,370
Lihir Gold Ltd. (a)	24,021,650	29,958
Lihir Gold Ltd. sponsored ADR (a)(d)	913,820	11,679
Newcrest Mining Ltd.	1,500,000	20,609
Randgold Resources Ltd. sponsored ADR	7,935	246
Timminco Ltd. (a)	183,500	1,035
		101,459
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	680,600	11,380
TOTAL MATERIALS		112,839
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Cbeyond, Inc. (a)	1,003,179	12,058
Premiere Global Services, Inc. (a)	650,000	6,468
		18,526
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	2,210,331	7,648
Plambeck Neue Energien AG (a)(d)(e)	4,124,000	5,585
		13,233
TOTAL COMMON STOCKS (Cost $3,410,926)		2,427,185
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc.:
Series F (f)	461,818	$ 1,893
Series H (f)	46,051	368
		2,261
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		2,261
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 1.81% (b)	5,431,013	5,431
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	188,801,385	188,801
TOTAL MONEY MARKET FUNDS (Cost $194,232)		194,232
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $3,616,591)		2,623,678
NET OTHER ASSETS - (8.2)%		(199,795)
NET ASSETS - 100%		$ 2,423,883
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,261,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc. Series F	6/24/02	$ 5,100
LifeMasters Supported SelfCare, Inc. Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,692
Fidelity Securities Lending Cash Central Fund	2,531
Total	$ 4,223
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 4,083	$ -	$ 1,568	$ -	$ -
Amerigon, Inc.	25,041	-	6,372	-	-
Bell Microproducts, Inc.	$ 4,068	$ -	$ 5,159	$ -	$ -
BioLase Technology, Inc.	4,561	-	5,007	-	-
Carmike Cinemas, Inc.	10,521	-	2,313	-	-
Carriage Services, Inc. Class A	9,838	-	8,197	-	-
Celadon Group, Inc.	24,452	-	7,815	-	17,119
Chiquita Brands International, Inc.	-	53,216	-	-	47,488
CryptoLogic Ltd.	11,721	1,521	5,798	63	-
DDi Corp.	9,439	-	217	-	7,820
DEI Holdings, Inc.	-	-	2,234	-	-
Devoteam SA	23,652	-	3,644	282	10,704
Directed Electronics, Inc.	5,001	-	-	-	-
ENGlobal Corp.	20,949	-	26,192	-	-
Famous Dave's of America, Inc.	8,538	-	7,864	-	-
Forward Air Corp.	56,531	23,990	12,213	277	47,874
Frozen Food Express Industries, Inc.	13,283	-	9	105	10,082
Goldleaf Financial Solutions, Inc.	2,459	-	243	-	1,312
Groupe Open SA	17,259	40	40	285	7,802
InnerWorkings, Inc.	55,937	589	17,076	-	-
Intermap Technologies Corp.	15,725	-	12,289	-	-
Knight Transportation, Inc.	96,202	-	47,624	362	-
Lee Enterprises, Inc.	20,042	-	13,491	493	-
Marten Transport Ltd.	31,442	-	6,561	-	28,102
Medialink Worldwide, Inc.	711	-	392	-	-
Medtox Scientific, Inc.	13,298	-	-	-	8,207
MIPS Technologies, Inc.	19,929	-	-	-	12,247
Mothers Work, Inc.	7,381	-	7,203	-	-
New Frontier Media, Inc.	10,538	-	5,097	-	-
Next Fifteen Communications Group PLC	3,841	-	3,632	31	-
Nord Anglia Education PLC	11,628	-	18,974	-	-
Oplink Communications, Inc.	15,383	31	-	-	13,024
P.A.M. Transportation Services, Inc.	12,193	-	3,415	-	4,945
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
PDF Solutions, Inc.	$ 13,459	$ -	$ -	$ -	$ 8,447
Perot Systems Corp. Class A	101,687	-	38,520	-	-
Plambeck Neue Energien AG	19,958	-	-	-	5,585
Quality Distribution, Inc.	6,174	402	1,591	-	2,581
Quicksilver Gas Services LP	-	12,390	-	439	7,053
RDM Corp.	3,092	-	1,863	-	-
Renovo Group PLC	-	6,721	-	-	4,459
Rudolph Technologies, Inc.	20,251	-	-	-	6,677
Saia, Inc.	12,995	-	15,166	-	-
Shoe Carnival, Inc.	11,908	988	-	-	12,997
SI International, Inc.	16,066	-	12,999	-	-
Sinclair Broadcast Group, Inc. Class A	46,440	-	33,450	282	-
SMART Modular Technologies (WWH), Inc.	27,220	2,713	17,163	-	-
SourceForge, Inc.	12,080	-	9,121	-	-
The Geo Group, Inc.	99,537	-	51,772	-	-
The Great Atlantic & Pacific Tea Co.	-	50,083	-	-	33,080
Triumph Group, Inc.	55,678	-	57,235	18	-
USA Truck, Inc.	12,152	-	12,290	-	-
Xantrex Technology, Inc.	6,674	10,031	24,390	-	-
Total	$ 1,031,017	$ 162,715	$ 506,199	$ 2,637	$ 297,605
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,623,678	$ 2,314,732	$ 306,685	$ 2,261
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 2,261
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,261

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.8%
Cayman Islands	3.9%
Bermuda	2.3%
China	2.0%
Belgium	1.8%
Papua New Guinea	1.7%
Canada	1.7%
United Kingdom	1.5%
Ireland	1.4%
France	1.3%
Netherlands	1.3%
Italy	1.1%
Australia	1.1%
Others (individually less than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $188,377) - See accompanying schedule: Unaffiliated issuers (cost $2,934,548)	$ 2,131,841
Fidelity Central Funds (cost $194,232)	194,232
Other affiliated issuers (cost $487,811)	297,605
Total Investments (cost $3,616,591)		$ 2,623,678
Receivable for investments sold		24,941
Receivable for fund shares sold		3,107
Dividends receivable		651
Distributions receivable from Fidelity Central Funds		523
Prepaid expenses		1
Other receivables		189
Total assets		2,653,090

Liabilities
Payable to custodian bank	$ 21
Payable for investments purchased	35,772
Payable for fund shares redeemed	2,773
Accrued management fee	843
Other affiliated payables	878
Other payables and accrued expenses	119
Collateral on securities loaned, at value	188,801
Total liabilities		229,207

Net Assets		$ 2,423,883
Net Assets consist of:
Paid in capital		$ 3,855,073
Undistributed net investment income		2,934
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(441,199)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(992,925)
Net Assets, for 234,457 shares outstanding		$ 2,423,883
Net Asset Value, offering price and redemption price per share ($2,423,883 ÷ 234,457 shares)		$ 10.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31,2008 (Unaudited)

Investment Income
Dividends (including $2,637 earned from other affiliated issuers)		$ 16,455
Interest		244
Income from Fidelity Central Funds (including $2,531 from security lending)		4,223
Total income		20,922

Expenses
Management fee Basic fee	$ 12,883
Performance adjustment	(450)
Transfer agent fees	5,025
Accounting and security lending fees	520
Custodian fees and expenses	183
Independent trustees' compensation	9
Registration fees	23
Audit	32
Legal	11
Interest	15
Miscellaneous	64
Total expenses before reductions	18,315
Expense reductions	(320)	17,995
Net investment income (loss)		2,927
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(212,809)
Other affiliated issuers	(202,007)
Foreign currency transactions	(137)
Total net realized gain (loss)		(414,953)
Change in net unrealized appreciation (depreciation) on: Investment securities	(929,191)
Assets and liabilities in foreign currencies	(30)
Total change in net unrealized appreciation (depreciation)		(929,221)
Net gain (loss)		(1,344,174)
Net increase (decrease) in net assets resulting from operations		$ (1,341,247)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,927	$ (8,401)
Net realized gain (loss)	(414,953)	523,902
Change in net unrealized appreciation (depreciation)	(929,221)	(860,604)
Net increase (decrease) in net assets resulting from operations	(1,341,247)	(345,103)
Distributions to shareholders from net realized gain	(56,687)	(769,813)
Share transactions Proceeds from sales of shares	315,636	649,501
Reinvestment of distributions	55,402	751,980
Cost of shares redeemed	(503,189)	(1,319,050)
Net increase (decrease) in net assets resulting from share transactions	(132,151)	82,431
Redemption fees	257	768
Total increase (decrease) in net assets	(1,529,828)	(1,031,717)

Net Assets
Beginning of period	3,953,711	4,985,428
End of period (including undistributed net investment income of $2,934 and undistributed net investment income of $7, respectively)	$ 2,423,883	$ 3,953,711
Other Information Shares
Sold	21,525	35,640
Issued in reinvestment of distributions	3,424	40,205
Redeemed	(37,007)	(73,694)
Net increase (decrease)	(12,058)	2,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 20.40	$ 21.02	$ 16.74	$ 17.26	$ 11.86
Income from Investment Operations
Net investment income (loss) D	.01	(.03)	(.06)	(.04)	(.04)	(.05) G
Net realized and unrealized gain (loss)	(5.48)	(1.19)	.96	5.58	.84	5.51
Total from investment operations	(5.47)	(1.22)	.90	5.54	.80	5.46
Distributions from net realized gain	(.23)	(3.14)	(1.52)	(1.26)	(1.33)	(.07)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 10.34	$ 16.04	$ 20.40	$ 21.02	$ 16.74	$ 17.26
Total Return B, C	(34.62)%	(7.64)%	4.98%	34.68%	4.63%	46.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.08%	.96%	.98%	1.07%	1.13%
Expenses net of fee waivers, if any	1.01% A	1.08%	.96%	.98%	1.07%	1.13%
Expenses net of all reductions	.99% A	1.07%	.94%	.93%	1.00%	1.08%
Net investment income (loss)	.16% A	(.18)%	(.32)%	(.23)%	(.23)%	(.34)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,424	$ 3,954	$ 4,985	$ 5,159	$ 3,994	$ 3,319
Portfolio turnover rate F	101% A	115%	115%	107%	99%	96%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, net operating losses, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 146,314
Unrealized depreciation	(1,148,481)
Net unrealized appreciation (depreciation)	$ (1,002,167)
Cost for federal income tax purposes	$ 3,625,845

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,759,246 and $1,783,360, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,995	1.97%	$ 15

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $274 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent $15 and $31, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
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SLCX-USAN-1208
1.784863.105

Spartan®
500 Index
Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

October 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Investor Class	.10%
Actual		$ 1,000.00	$ 706.80	$ .43
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 706.90	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.4	4.0
General Electric Co.	2.3	2.7
Procter & Gamble Co.	2.2	1.7
Microsoft Corp.	2.0	1.8
Johnson & Johnson	1.9	1.5
AT&T, Inc.	1.8	1.9
Chevron Corp.	1.8	1.6
JPMorgan Chase & Co.	1.7	1.3
International Business Machines Corp.	1.4	1.4
Wal-Mart Stores, Inc.	1.4	1.1
	20.9
Market Sectors as of October 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.2	15.6
Financials	14.4	16.8
Health Care	13.4	11.1
Energy	12.7	13.7
Consumer Staples	12.5	10.3
Industrials	10.6	11.5
Consumer Discretionary	7.9	8.4
Utilities	3.7	3.6
Telecommunication Services	3.2	3.3
Materials	3.1	3.5

Semiannual Report

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Johnson Controls, Inc.	813,459	$ 14,423
The Goodyear Tire & Rubber Co. (a)	330,358	2,947
		17,370
Automobiles - 0.2%
Ford Motor Co. (a)(d)	3,098,009	6,785
General Motors Corp. (d)	775,633	4,483
Harley-Davidson, Inc.	322,391	7,892
		19,160
Distributors - 0.1%
Genuine Parts Co.	221,671	8,723
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	145,495	10,113
H&R Block, Inc.	449,476	8,864
		18,977
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit (d)	598,616	15,205
Darden Restaurants, Inc.	192,410	4,266
International Game Technology	424,146	5,938
Marriott International, Inc. Class A	404,842	8,449
McDonald's Corp.	1,540,788	89,258
Starbucks Corp. (a)	1,000,909	13,142
Starwood Hotels & Resorts Worldwide, Inc.	255,793	5,766
Wyndham Worldwide Corp.	243,129	1,991
Yum! Brands, Inc.	642,145	18,629
		162,644
Household Durables - 0.4%
Black & Decker Corp.	82,157	4,159
Centex Corp.	169,293	2,074
D.R. Horton, Inc.	377,362	2,785
Fortune Brands, Inc.	205,387	7,833
Harman International Industries, Inc.	80,185	1,473
KB Home (d)	103,117	1,721
Leggett & Platt, Inc. (d)	220,212	3,823
Lennar Corp. Class A	193,652	1,499
Newell Rubbermaid, Inc.	379,622	5,220
Pulte Homes, Inc. (d)	292,699	3,261
Snap-On, Inc.	78,690	2,908
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	107,651	$ 3,524
Whirlpool Corp.	101,980	4,757
		45,037
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	437,628	25,050
Expedia, Inc. (a)	286,676	2,726
		27,776
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	394,819	3,624
Hasbro, Inc.	172,012	5,000
Mattel, Inc.	493,913	7,419
		16,043
Media - 2.5%
CBS Corp. Class B	931,482	9,045
Comcast Corp. Class A	3,997,844	63,006
Gannett Co., Inc. (d)	312,512	3,438
Interpublic Group of Companies, Inc. (a)	652,759	3,388
McGraw-Hill Companies, Inc.	435,106	11,678
Meredith Corp. (d)	49,591	961
News Corp. Class A	3,145,420	33,467
Omnicom Group, Inc.	436,750	12,902
Scripps Networks Interactive, Inc. Class A	123,129	3,497
The DIRECTV Group, Inc. (a)(d)	790,809	17,311
The New York Times Co. Class A (d)	159,552	1,596
The Walt Disney Co.	2,570,668	66,580
Time Warner, Inc.	4,908,402	49,526
Viacom, Inc. Class B (non-vtg.) (a)	850,644	17,200
Washington Post Co. Class B	8,212	3,505
		297,100
Multiline Retail - 0.7%
Big Lots, Inc. (a)	112,375	2,745
Family Dollar Stores, Inc.	191,382	5,150
JCPenney Co., Inc.	304,246	7,278
Kohl's Corp. (a)	417,237	14,658
Macy's, Inc.	576,144	7,081
Nordstrom, Inc. (d)	218,483	3,952
Sears Holdings Corp. (a)(d)	77,935	4,500
Target Corp.	1,033,868	41,479
		86,843
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	119,240	$ 3,453
AutoNation, Inc. (a)(d)	147,630	1,014
AutoZone, Inc. (a)	57,232	7,285
Bed Bath & Beyond, Inc. (a)	356,759	9,194
Best Buy Co., Inc.	462,757	12,407
Gamestop Corp. Class A (a)	223,794	6,130
Gap, Inc.	643,256	8,324
Home Depot, Inc. (d)	2,326,868	54,891
Limited Brands, Inc.	390,970	4,684
Lowe's Companies, Inc.	2,007,956	43,573
Office Depot, Inc. (a)	376,731	1,356
RadioShack Corp.	179,654	2,274
Sherwin-Williams Co.	135,172	7,693
Staples, Inc.	974,112	18,927
Tiffany & Co., Inc.	169,889	4,663
TJX Companies, Inc.	574,586	15,376
		201,244
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	461,531	9,508
Jones Apparel Group, Inc.	114,299	1,270
Liz Claiborne, Inc.	129,841	1,058
NIKE, Inc. Class B	537,484	30,975
Polo Ralph Lauren Corp. Class A	77,886	3,674
VF Corp.	119,361	6,577
		53,062
TOTAL CONSUMER DISCRETIONARY		953,979
CONSUMER STAPLES - 12.5%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	985,074	61,104
Brown-Forman Corp. Class B (non-vtg.)	134,348	6,099
Coca-Cola Enterprises, Inc.	434,407	4,366
Constellation Brands, Inc. Class A (sub. vtg.) (a)	265,549	3,330
Dr Pepper Snapple Group, Inc. (a)(d)	347,548	7,959
Molson Coors Brewing Co. Class B	206,371	7,710
Pepsi Bottling Group, Inc.	187,103	4,326
PepsiCo, Inc.	2,144,735	122,271
The Coca-Cola Co.	2,723,371	119,992
		337,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	595,634	$ 33,957
CVS Caremark Corp.	1,966,176	60,263
Kroger Co.	897,216	24,638
Safeway, Inc.	596,491	12,687
SUPERVALU, Inc.	290,984	4,144
Sysco Corp.	824,721	21,608
Wal-Mart Stores, Inc.	3,072,002	171,448
Walgreen Co.	1,356,124	34,527
Whole Foods Market, Inc. (d)	192,189	2,060
		365,332
Food Products - 1.7%
Archer Daniels Midland Co.	882,636	18,297
Campbell Soup Co.	290,115	11,010
ConAgra Foods, Inc.	620,618	10,811
Dean Foods Co. (a)	208,718	4,563
General Mills, Inc.	460,593	31,201
H.J. Heinz Co.	427,859	18,749
Hershey Co.	227,040	8,455
Kellogg Co.	343,053	17,297
Kraft Foods, Inc. Class A	2,079,788	60,605
McCormick & Co., Inc. (non-vtg.)	176,667	5,947
Sara Lee Corp.	967,733	10,819
Tyson Foods, Inc. Class A	411,050	3,593
		201,347
Household Products - 3.0%
Clorox Co.	189,179	11,504
Colgate-Palmolive Co.	692,844	43,483
Kimberly-Clark Corp.	568,839	34,864
Procter & Gamble Co.	4,156,952	268,290
		358,141
Personal Products - 0.2%
Avon Products, Inc.	583,196	14,481
Estee Lauder Companies, Inc. Class A	157,302	5,669
		20,150
Tobacco - 1.8%
Altria Group, Inc.	2,821,793	54,150
Lorillard, Inc.	238,277	15,693
Philip Morris International, Inc.	2,823,819	122,751
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.	232,889	$ 11,402
UST, Inc.	202,139	13,663
		217,659
TOTAL CONSUMER STAPLES		1,499,786
ENERGY - 12.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	422,275	14,759
BJ Services Co.	402,983	5,178
Cameron International Corp. (a)	298,221	7,235
ENSCO International, Inc.	196,328	7,462
Halliburton Co.	1,201,305	23,774
Nabors Industries Ltd. (a)	383,806	5,519
National Oilwell Varco, Inc. (a)	571,805	17,091
Noble Corp.	368,703	11,876
Rowan Companies, Inc.	154,814	2,808
Schlumberger Ltd. (NY Shares)	1,643,426	84,883
Smith International, Inc.	295,908	10,203
Transocean, Inc. (a)(d)	437,064	35,983
Weatherford International Ltd. (a)	932,477	15,740
		242,511
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	641,800	22,656
Apache Corp.	458,192	37,723
Cabot Oil & Gas Corp.	141,591	3,974
Chesapeake Energy Corp.	714,100	15,689
Chevron Corp.	2,814,588	209,968
ConocoPhillips	2,082,105	108,311
CONSOL Energy, Inc.	250,962	7,878
Devon Energy Corp.	605,258	48,941
El Paso Corp.	960,634	9,318
EOG Resources, Inc.	340,855	27,582
Exxon Mobil Corp.	7,115,691	527,402
Hess Corp.	387,762	23,347
Marathon Oil Corp.	966,592	28,128
Massey Energy Co.	115,855	2,675
Murphy Oil Corp.	260,893	13,212
Noble Energy, Inc.	236,592	12,260
Occidental Petroleum Corp.	1,119,382	62,170
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	372,558	$ 12,857
Pioneer Natural Resources Co.	163,928	4,562
Range Resources Corp.	212,486	8,971
Southwestern Energy Co. (a)	470,156	16,747
Spectra Energy Corp.	842,314	16,282
Sunoco, Inc.	160,098	4,883
Tesoro Corp. (d)	188,913	1,827
Valero Energy Corp.	716,720	14,750
Williams Companies, Inc.	789,474	16,555
XTO Energy, Inc.	752,564	27,055
		1,285,723
TOTAL ENERGY		1,528,234
FINANCIALS - 14.4%
Capital Markets - 2.5%
American Capital Ltd. (d)	283,593	3,984
Ameriprise Financial, Inc.	297,198	6,419
Bank of New York Mellon Corp.	1,570,095	51,185
Charles Schwab Corp.	1,278,042	24,436
E*TRADE Financial Corp. (a)(d)	735,990	1,340
Federated Investors, Inc. Class B (non-vtg.)	120,388	2,913
Franklin Resources, Inc.	208,608	14,185
Goldman Sachs Group, Inc.	595,195	55,056
Invesco Ltd.	529,853	7,900
Janus Capital Group, Inc.	218,939	2,570
Legg Mason, Inc.	194,185	4,309
Merrill Lynch & Co., Inc.	2,098,077	39,003
Morgan Stanley	1,519,330	26,543
Northern Trust Corp.	302,830	17,052
State Street Corp.	591,488	25,641
T. Rowe Price Group, Inc.	354,476	14,016
		296,552
Commercial Banks - 3.3%
BB&T Corp. (d)	752,792	26,988
Comerica, Inc. (d)	206,116	5,687
Fifth Third Bancorp	791,206	8,585
First Horizon National Corp.	276,386	3,292
Huntington Bancshares, Inc.	501,618	4,740
KeyCorp	677,671	8,288
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp. (d)	105,685	$ 8,571
Marshall & Ilsley Corp. (d)	355,425	6,408
National City Corp.	2,867,317	7,742
PNC Financial Services Group, Inc.	474,695	31,648
Regions Financial Corp.	951,863	10,556
SunTrust Banks, Inc.	484,548	19,450
U.S. Bancorp, Delaware	2,386,581	71,144
Wachovia Corp.	2,957,592	18,958
Wells Fargo & Co.	4,533,217	154,356
Zions Bancorp (d)	157,101	5,987
		392,400
Consumer Finance - 0.6%
American Express Co.	1,588,333	43,679
Capital One Financial Corp. (d)	514,751	20,137
Discover Financial Services	656,696	8,045
SLM Corp. (a)	640,189	6,831
		78,692
Diversified Financial Services - 4.5%
Bank of America Corp.	6,870,615	166,063
CIT Group, Inc.	390,937	1,618
Citigroup, Inc.	7,460,091	101,830
CME Group, Inc. (d)	91,921	25,936
IntercontinentalExchange, Inc. (a)	103,271	8,836
JPMorgan Chase & Co.	5,046,951	208,187
Leucadia National Corp. (d)	242,429	6,507
Moody's Corp.	270,431	6,923
NYSE Euronext	364,415	10,998
The NASDAQ Stock Market, Inc. (a)	186,246	6,046
		542,944
Insurance - 2.4%
AFLAC, Inc.	652,402	28,888
Allstate Corp.	741,870	19,578
American International Group, Inc.	3,683,654	7,036
Aon Corp.	380,403	16,091
Assurant, Inc.	162,472	4,140
Cincinnati Financial Corp.	222,458	5,782
Genworth Financial, Inc. Class A (non-vtg.)	593,297	2,872
Hartford Financial Services Group, Inc.	412,768	4,260
Lincoln National Corp.	351,850	6,066
Loews Corp.	496,074	16,475
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	702,664	$ 20,602
MBIA, Inc. (d)	267,844	2,633
MetLife, Inc.	1,043,495	34,665
Principal Financial Group, Inc.	355,041	6,742
Progressive Corp.	925,491	13,207
Prudential Financial, Inc.	584,983	17,549
The Chubb Corp.	493,956	25,597
The Travelers Companies, Inc.	809,385	34,439
Torchmark Corp.	119,504	4,992
Unum Group	473,323	7,455
XL Capital Ltd. Class A (d)	427,524	4,147
		283,216
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A	117,296	1,716
AvalonBay Communities, Inc.	105,548	7,496
Boston Properties, Inc.	164,139	11,634
Developers Diversified Realty Corp.	164,770	2,170
Equity Residential (SBI) (d)	371,165	12,965
General Growth Properties, Inc.	311,737	1,291
HCP, Inc.	344,745	10,318
Host Hotels & Resorts, Inc.	711,665	7,359
Kimco Realty Corp.	311,093	7,024
Plum Creek Timber Co., Inc.	234,441	8,740
ProLogis Trust	359,583	5,034
Public Storage	171,564	13,982
Simon Property Group, Inc.	308,305	20,666
Vornado Realty Trust	187,634	13,238
		123,633
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	235,637	1,652
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	711,944	13,392
Sovereign Bancorp, Inc.	744,514	2,159
		15,551
TOTAL FINANCIALS		1,734,640
HEALTH CARE - 13.4%
Biotechnology - 1.9%
Amgen, Inc. (a)	1,449,491	86,810
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	397,643	$ 16,920
Celgene Corp. (a)	623,182	40,046
Genzyme Corp. (a)	368,050	26,823
Gilead Sciences, Inc. (a)	1,260,268	57,783
		228,382
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	859,882	52,014
Becton, Dickinson & Co.	333,683	23,158
Boston Scientific Corp. (a)	2,055,850	18,564
C.R. Bard, Inc.	136,095	12,010
Covidien Ltd.	687,466	30,448
Hospira, Inc. (a)	218,445	6,077
Intuitive Surgical, Inc. (a)(d)	53,205	9,193
Medtronic, Inc.	1,545,744	62,340
St. Jude Medical, Inc. (a)	468,249	17,808
Stryker Corp.	338,917	18,119
Varian Medical Systems, Inc. (a)	171,038	7,784
Zimmer Holdings, Inc. (a)	308,562	14,327
		271,842
Health Care Providers & Services - 1.8%
Aetna, Inc.	646,083	16,068
AmerisourceBergen Corp.	217,088	6,788
Cardinal Health, Inc.	492,033	18,796
CIGNA Corp.	376,549	6,138
Coventry Health Care, Inc. (a)	202,918	2,676
DaVita, Inc. (a)	143,027	8,117
Express Scripts, Inc. (a)	337,875	20,479
Humana, Inc. (a)	231,379	6,847
Laboratory Corp. of America Holdings (a)	152,342	9,368
McKesson Corp.	377,993	13,906
Medco Health Solutions, Inc. (a)	692,797	26,292
Patterson Companies, Inc. (a)	124,779	3,161
Quest Diagnostics, Inc.	216,535	10,134
Tenet Healthcare Corp. (a)	568,296	2,489
UnitedHealth Group, Inc.	1,668,156	39,585
WellPoint, Inc. (a)	700,518	27,229
		218,073
Health Care Technology - 0.0%
IMS Health, Inc.	249,157	3,573
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Applied Biosystems, Inc.	232,220	$ 7,159
Millipore Corp. (a)	75,606	3,923
PerkinElmer, Inc.	163,723	2,937
Thermo Fisher Scientific, Inc. (a)	574,041	23,306
Waters Corp. (a)	135,608	5,940
		43,265
Pharmaceuticals - 7.0%
Abbott Laboratories	2,111,892	116,471
Allergan, Inc.	421,286	16,712
Barr Pharmaceuticals, Inc. (a)	149,095	9,581
Bristol-Myers Squibb Co.	2,712,038	55,732
Eli Lilly & Co.	1,370,688	46,357
Forest Laboratories, Inc. (a)	417,661	9,702
Johnson & Johnson	3,828,410	234,835
King Pharmaceuticals, Inc. (a)	337,687	2,968
Merck & Co., Inc.	2,935,150	90,843
Mylan, Inc. (a)(d)	417,144	3,575
Pfizer, Inc.	9,235,041	163,553
Schering-Plough Corp.	2,227,032	32,270
Watson Pharmaceuticals, Inc. (a)	143,115	3,745
Wyeth	1,826,778	58,786
		845,130
TOTAL HEALTH CARE		1,610,265
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	544,241	32,829
Goodrich Corp.	171,391	6,266
Honeywell International, Inc.	1,019,864	31,055
L-3 Communications Holdings, Inc.	166,346	13,502
Lockheed Martin Corp.	456,116	38,793
Northrop Grumman Corp.	462,411	21,682
Precision Castparts Corp.	190,909	12,373
Raytheon Co.	571,148	29,191
Rockwell Collins, Inc.	218,395	8,131
The Boeing Co.	1,014,122	53,008
United Technologies Corp.	1,321,152	72,611
		319,441
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	232,916	$ 12,060
Expeditors International of Washington, Inc.	291,882	9,530
FedEx Corp.	426,322	27,869
United Parcel Service, Inc. Class B	1,381,165	72,898
		122,357
Airlines - 0.1%
Southwest Airlines Co.	1,005,473	11,844
Building Products - 0.0%
Masco Corp. (d)	493,193	5,006
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	464,258	4,838
Avery Dennison Corp.	145,887	5,109
Cintas Corp.	181,076	4,292
Pitney Bowes, Inc.	284,660	7,054
R.R. Donnelley & Sons Co.	287,696	4,767
Waste Management, Inc.	671,925	20,984
		47,044
Construction & Engineering - 0.1%
Fluor Corp. (d)	245,228	9,792
Jacobs Engineering Group, Inc. (a)	167,708	6,110
		15,902
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	238,368	7,377
Emerson Electric Co.	1,063,028	34,793
Rockwell Automation, Inc.	199,456	5,519
		47,689
Industrial Conglomerates - 3.0%
3M Co.	957,604	61,574
General Electric Co.	14,379,130	280,537
Textron, Inc.	340,494	6,027
Tyco International Ltd.	650,494	16,444
		364,582
Machinery - 1.5%
Caterpillar, Inc.	833,930	31,831
Cummins, Inc.	277,697	7,178
Danaher Corp.	349,552	20,707
Deere & Co.	584,991	22,557
Dover Corp.	257,347	8,176
Eaton Corp.	227,691	10,155
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	78,609	$ 4,474
Illinois Tool Works, Inc.	547,875	18,294
Ingersoll-Rand Co. Ltd. Class A	436,376	8,051
ITT Corp.	248,986	11,080
Manitowoc Co., Inc.	178,475	1,756
PACCAR, Inc.	497,778	14,555
Pall Corp.	164,228	4,337
Parker Hannifin Corp.	229,649	8,903
Terex Corp. (a)	133,162	2,222
		174,276
Professional Services - 0.1%
Equifax, Inc.	175,697	4,582
Monster Worldwide, Inc. (a)	169,847	2,419
Robert Half International, Inc.	213,597	4,031
		11,032
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	386,899	34,457
CSX Corp.	558,462	25,533
Norfolk Southern Corp.	514,016	30,810
Ryder System, Inc.	77,341	3,064
Union Pacific Corp.	697,553	46,576
		140,440
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	177,032	7,127
W.W. Grainger, Inc.	88,774	6,975
		14,102
TOTAL INDUSTRIALS		1,273,715
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.4%
Ciena Corp. (a)	123,731	1,189
Cisco Systems, Inc. (a)	8,092,671	143,807
Corning, Inc.	2,161,717	23,411
Harris Corp.	183,846	6,609
JDS Uniphase Corp. (a)	293,694	1,604
Juniper Networks, Inc. (a)	744,640	13,955
Motorola, Inc.	3,103,534	16,666
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,248,088	$ 86,012
Tellabs, Inc. (a)	544,664	2,309
		295,562
Computers & Peripherals - 4.3%
Apple, Inc. (a)	1,213,634	130,575
Dell, Inc. (a)	2,387,793	29,012
EMC Corp. (a)	2,836,586	33,415
Hewlett-Packard Co.	3,355,229	128,438
International Business Machines Corp.	1,856,107	172,562
Lexmark International, Inc. Class A (a)(d)	120,526	3,113
NetApp, Inc. (a)	448,522	6,069
QLogic Corp. (a)	179,715	2,160
SanDisk Corp. (a)	308,259	2,740
Sun Microsystems, Inc. (a)	1,031,532	4,745
Teradata Corp. (a)	244,542	3,764
		516,593
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	489,825	10,869
Amphenol Corp. Class A	242,218	6,940
Jabil Circuit, Inc.	287,742	2,420
Molex, Inc.	195,447	2,816
Tyco Electronics Ltd.	647,057	12,579
		35,624
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	231,690	3,332
eBay, Inc. (a)	1,496,670	22,854
Google, Inc. Class A (sub. vtg.) (a)	327,397	117,653
VeriSign, Inc. (a)	264,695	5,612
Yahoo!, Inc. (a)	1,898,507	24,339
		173,790
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	133,255	5,463
Automatic Data Processing, Inc.	697,135	24,365
Cognizant Technology Solutions Corp. Class A (a)	399,521	7,671
Computer Sciences Corp. (a)	207,335	6,253
Convergys Corp. (a)	166,897	1,283
Fidelity National Information Services, Inc.	259,914	3,922
Fiserv, Inc. (a)	224,729	7,497
MasterCard, Inc. Class A (d)	99,102	14,649
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	439,559	$ 12,545
The Western Union Co.	998,902	15,243
Total System Services, Inc.	270,816	3,721
Unisys Corp. (a)	492,597	749
		103,361
Office Electronics - 0.1%
Xerox Corp.	1,194,944	9,583
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)(d)	831,844	2,911
Altera Corp.	412,109	7,150
Analog Devices, Inc.	397,906	8,499
Applied Materials, Inc.	1,838,050	23,729
Broadcom Corp. Class A (a)	604,643	10,327
Intel Corp.	7,702,038	123,233
KLA-Tencor Corp.	237,312	5,518
Linear Technology Corp.	303,485	6,883
LSI Corp. (a)(d)	881,751	3,395
MEMC Electronic Materials, Inc. (a)	309,475	5,688
Microchip Technology, Inc. (d)	252,251	6,213
Micron Technology, Inc. (a)	1,042,611	4,911
National Semiconductor Corp.	267,101	3,518
Novellus Systems, Inc. (a)	135,834	2,146
NVIDIA Corp. (a)	762,507	6,680
Teradyne, Inc. (a)	231,338	1,180
Texas Instruments, Inc.	1,795,877	35,127
Xilinx, Inc.	378,728	6,976
		264,084
Software - 3.6%
Adobe Systems, Inc. (a)	726,713	19,360
Autodesk, Inc. (a)	308,181	6,567
BMC Software, Inc. (a)	260,336	6,722
CA, Inc.	539,599	9,605
Citrix Systems, Inc. (a)(d)	249,857	6,439
Compuware Corp. (a)	349,202	2,228
Electronic Arts, Inc. (a)	436,780	9,950
Intuit, Inc. (a)	439,775	11,021
Microsoft Corp.	10,757,171	240,208
Novell, Inc. (a)	472,992	2,204
Oracle Corp. (a)	5,368,193	98,184
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	142,561	$ 4,414
Symantec Corp. (a)	1,149,551	14,461
		431,363
TOTAL INFORMATION TECHNOLOGY		1,829,960
MATERIALS - 3.1%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	290,214	16,870
Ashland, Inc.	77,684	1,755
CF Industries Holdings, Inc.	77,393	4,968
Dow Chemical Co.	1,267,189	33,796
E.I. du Pont de Nemours & Co.	1,235,948	39,550
Eastman Chemical Co.	104,657	4,227
Ecolab, Inc.	240,514	8,962
Hercules, Inc.	154,411	2,596
International Flavors & Fragrances, Inc.	107,630	3,431
Monsanto Co.	753,493	67,046
PPG Industries, Inc.	224,845	11,148
Praxair, Inc.	431,524	28,114
Rohm & Haas Co.	169,670	11,936
Sigma Aldrich Corp.	172,573	7,569
		241,968
Construction Materials - 0.1%
Vulcan Materials Co. (d)	150,471	8,168
Containers & Packaging - 0.2%
Ball Corp.	132,458	4,530
Bemis Co., Inc.	136,526	3,391
Pactiv Corp. (a)	179,356	4,226
Sealed Air Corp.	216,579	3,665
		15,812
Metals & Mining - 0.6%
AK Steel Holding Corp.	153,720	2,140
Alcoa, Inc.	1,114,336	12,826
Allegheny Technologies, Inc. (d)	137,393	3,646
Freeport-McMoRan Copper & Gold, Inc. Class B	526,014	15,307
Newmont Mining Corp.	625,639	16,479
Nucor Corp.	433,703	17,569
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	116,582	$ 1,085
United States Steel Corp.	160,956	5,936
		74,988
Paper & Forest Products - 0.2%
International Paper Co.	585,742	10,086
MeadWestvaco Corp.	234,008	3,283
Weyerhaeuser Co.	289,453	11,063
		24,432
TOTAL MATERIALS		365,368
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	8,073,304	216,122
CenturyTel, Inc.	140,219	3,521
Embarq Corp.	195,232	5,857
Frontier Communications Corp.	432,856	3,294
Qwest Communications International, Inc.	2,033,482	5,816
Verizon Communications, Inc.	3,901,342	115,753
Windstream Corp.	602,259	4,523
		354,886
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	539,693	17,437
Sprint Nextel Corp.	3,910,193	12,239
		29,676
TOTAL TELECOMMUNICATION SERVICES		384,562
UTILITIES - 3.7%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	231,336	6,975
American Electric Power Co., Inc.	551,088	17,982
Duke Energy Corp.	1,732,884	28,385
Edison International	446,355	15,886
Entergy Corp.	262,454	20,485
Exelon Corp.	900,534	48,845
FirstEnergy Corp.	417,618	21,783
FPL Group, Inc.	559,624	26,437
Pepco Holdings, Inc.	276,406	5,708
Pinnacle West Capital Corp.	138,004	4,368
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	513,046	$ 16,838
Progress Energy, Inc.	358,917	14,131
Southern Co.	1,055,143	36,234
		264,057
Gas Utilities - 0.1%
Nicor, Inc.	61,854	2,858
Questar Corp.	237,533	8,185
		11,043
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	921,652	7,346
Constellation Energy Group, Inc.	244,312	5,915
Dynegy, Inc. Class A (a)	692,591	2,521
		15,782
Multi-Utilities - 1.3%
Ameren Corp.	287,982	9,345
CenterPoint Energy, Inc.	468,293	5,395
CMS Energy Corp.	308,633	3,163
Consolidated Edison, Inc.	374,267	16,213
Dominion Resources, Inc.	794,505	28,825
DTE Energy Co.	223,437	7,887
Integrys Energy Group, Inc.	104,700	4,991
NiSource, Inc.	375,689	4,869
PG&E Corp.	491,215	18,013
Public Service Enterprise Group, Inc.	696,608	19,610
Sempra Energy	337,533	14,376
TECO Energy, Inc. (d)	291,448	3,363
Wisconsin Energy Corp.	160,178	6,968
Xcel Energy, Inc.	611,018	10,644
		153,662
TOTAL UTILITIES		444,544
TOTAL COMMON STOCKS (Cost $12,317,152)		11,625,053
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.74% to 1.56% 12/26/08 to 4/9/09 (e) (Cost $42,010)	$ 42,200	$ 42,087
Money Market Funds - 4.7%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	336,973,828	336,974
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	231,619,977	231,620
TOTAL MONEY MARKET FUNDS (Cost $568,594)		568,594
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $12,927,756)		12,235,734
NET OTHER ASSETS - (1.8)%		(216,172)
NET ASSETS - 100%		$ 12,019,562
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,644 CME S&P 500 Index Contracts	Dec. 2008	$ 397,560	$ (9,426)

The face value of futures purchased as a percentage of net assets - 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $38,101,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,958
Fidelity Securities Lending Cash Central Fund	3,105
Total	$ 6,063
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 12,235,734	$ 12,193,647	$ 42,087	$ -
Other Financial Instruments*	$ (9,426)	$ (9,426)	$ -	$ -
* Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $229,870) - See accompanying schedule: Unaffiliated issuers (cost $12,359,162)	$ 11,667,140
Fidelity Central Funds (cost $568,594)	568,594
Total Investments (cost $12,927,756)		$ 12,235,734
Cash		410
Receivable for investments sold		514
Receivable for fund shares sold		20,121
Dividends receivable		17,195
Distributions receivable from Fidelity Central Funds		968
Receivable for daily variation on futures contracts		2,405
Other receivables		306
Total assets		12,277,653

Liabilities
Payable for investments purchased	$ 11,233
Payable for fund shares redeemed	14,239
Accrued management fee	705
Other affiliated payables	139
Other payables and accrued expenses	155
Collateral on securities loaned, at value	231,620
Total liabilities		258,091

Net Assets		$ 12,019,562
Net Assets consist of:
Paid in capital		$ 13,131,178
Undistributed net investment income		165,097
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(575,265)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(701,448)
Net Assets		$ 12,019,562

Investor Class: Net Asset Value, offering price and redemption price per share ($5,543,277 ÷ 81,997 shares)		$ 67.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,476,285 ÷ 95,787 shares)		$ 67.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)

Investment Income
Dividends		$ 166,344
Interest		86
Income from Fidelity Central Funds		6,063
Total income		172,493

Expenses
Management fee	$ 5,349
Transfer agent fees	1,029
Independent trustees' compensation	35
Miscellaneous	17
Total expenses before reductions	6,430
Expense reductions	(18)	6,412
Net investment income (loss)		166,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(363,043)
Foreign currency transactions	(1)
Futures contracts	(74,313)
Total net realized gain (loss)		(437,357)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,667,523)
Futures contracts	(29,234)
Total change in net unrealized appreciation (depreciation)		(4,696,757)
Net gain (loss)		(5,134,114)
Net increase (decrease) in net assets resulting from operations		$ (4,968,033)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2008 (Unaudited)	Year ended April 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 166,081	$ 336,897
Net realized gain (loss)	(437,357)	(22,068)
Change in net unrealized appreciation (depreciation)	(4,696,757)	(1,141,840)
Net increase (decrease) in net assets resulting from operations	(4,968,033)	(827,011)
Distributions to shareholders from net investment income	(97,958)	(321,347)
Distributions to shareholders from net realized gain	-	(23,986)
Total distributions	(97,958)	(345,333)
Share transactions - net increase (decrease)	242,598	492,348
Total increase (decrease) in net assets	(4,823,393)	(679,996)

Net Assets
Beginning of period	16,842,955	17,522,951
End of period (including undistributed net investment income of $165,097 and undistributed net investment income of $108,817, respectively)	$ 12,019,562	$ 16,842,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 96.20	$ 102.94	$ 90.83	$ 80.02	$ 76.63	$ 63.37
Income from Investment Operations
Net investment income (loss) D	.93	1.94	1.75	1.51	1.54 G	1.10
Net realized and unrealized gain (loss)	(28.98)	(6.68)	11.87	10.68	3.26	13.18
Total from investment operations	(28.05)	(4.74)	13.62	12.19	4.80	14.28
Distributions from net investment income	(.55)	(1.86)	(1.51)	(1.38)	(1.41)	(1.02)
Distributions from net realized gain	-	(.14)	-	-	-	-
Total distributions	(.55)	(2.00)	(1.51)	(1.38)	(1.41)	(1.02)
Redemption fees added to paid in capital D, I	-	-	- J	- J	- J	- J
Net asset value, end of period	$ 67.60	$ 96.20	$ 102.94	$ 90.83	$ 80.02	$ 76.63
Total Return B, C	(29.32)%	(4.73)%	15.14%	15.34%	6.25%	22.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.32%	.39%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.13%	.19%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.13%	.19%
Net investment income (loss)	2.17% A	1.92%	1.86%	1.77%	1.94% G	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 5,543	$ 7,511	$ 8,370	$ 7,247	$ 12,032	$ 10,194
Portfolio turnover rate F	6% A	6%	5%	7%	4%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended April 30, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended October 31, 2008

Years ended April 30,

(Unaudited)

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 96.21	$ 102.95	$ 90.84	$ 82.30
Income from Investment Operations
Net investment income (loss) D	.95	1.96	1.78	.87
Net realized and unrealized gain (loss)	(28.99)	(6.67)	11.87	8.61
Total from investment operations	(28.04)	(4.71)	13.65	9.48
Distributions from net investment income	(.56)	(1.89)	(1.54)	(.94)
Distributions from net realized gain	-	(.14)	-	-
Total distributions	(.56)	(2.03)	(1.54)	(.94)
Redemption fees added to paid in capital D, I	-	-	- J	-J
Net asset value, end of period	$ 67.61	$ 96.21	$ 102.95	$ 90.84
Total Return B, C	(29.31)%	(4.71)%	15.18%	11.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	2.20% A	1.95%	1.89%	1.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,476	$ 9,332	$ 9,153	$ 6,763
Portfolio turnover rate F	6% A	6%	5%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended April 30, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of October 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,737,473
Unrealized depreciation	(3,465,213)
Net unrealized appreciation (depreciation)	$ (727,740)
Cost for federal income tax purposes	$ 12,963,474

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $650,509 and $458,816, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,105.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by $4 and reduced transfer agent fee by $14.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2008	Year ended April 30, 2008
From net investment income
Investor Class	$ 43,114	$ 146,396
Fidelity Advantage Class	54,844	174,951
Total	$ 97,958	$ 321,347
From net realized gain
Investor Class	$ -	$ 10,975
Fidelity Advantage Class	-	13,011
Total	$ -	$ 23,986

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2008	Year ended April 30, 2008	Six months ended October 31, 2008	Year ended April 30, 2008
Investor Class
Shares sold	13,323	15,225	$ 1,070,000	$ 1,579,618
Reinvestment of distributions	437	1,449	41,176	149,923
Shares redeemed	(9,842)	(19,909)	(813,652)	(2,009,960)
Net increase (decrease)	3,918	(3,235)	$ 297,524	$ (280,419)
Fidelity Advantage Class
Shares sold	16,317	28,465	$ 1,346,175	$ 2,785,683
Reinvestment of distributions	512	1,606	48,236	166,178
Shares redeemed	(18,038)	(21,978)	(1,449,337)	(2,179,094)
Net increase (decrease)	(1,209)	8,093	$ (54,926)	$ 772,767

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of Investor Class of the fund was lower than its benchmark for all the periods shown, but considered that, unlike the benchmark, the fund has fees and transaction costs. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMI-USAN-1208
1.784866.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2008